                                         As filed with the Securities and Exchange Commission on February 26, 2004.
                                                                           Registration No. 333-111912 and 811-4603
===================================================================================================================================

                                      U.S. SECURITIES AND EXCHANGE COMMISSION
                                              Washington, D.C. 20549

                                                     FORM N-14
                              REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                      [X] Pre-Effective Amendment No._1_    [ ] Post-Effective Amendment No.____

                                         (Check appropriate box or boxes)

                 --------------------------------------------------------------------------------
                                               LB SERIES FUND, INC.
                                (Exact name of Registrant as Specified in Charter)

                                              625 Fourth Avenue South
                                           Minneapolis, Minnesota 55415
                                     (Address of Principal Executive Offices)

                                                   612-340-8492
                                          (Registrant's Telephone Number)

                                                 Marlene J. Nogle
                                              625 Fourth Avenue South
                                           Minneapolis, Minnesota 55415
                                      (Name and Address of Agent for Service)

                                   Approximate Date of Proposed Public Offering:
                 As soon as possible following the effective date of this Registration Statement.

                 --------------------------------------------------------------------------------

                                       Title of Securities Being Registered:
                                           Shares of Beneficial Interest

No filing fee is required because of reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this
Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of
1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

===================================================================================================================================

Opportunity Growth Portfolio
Series of LB Series Fund, Inc.
625 Fourth Avenue South
Minneapolis, Minnesota 55415

Dear Shareholder:

The Board of Directors of LB Series Fund, Inc. is pleased to submit for your vote a proposal affecting shareholders of the Opportunity Growth Portfolio.  We propose the Opportunity Growth Portfolio be reorganized into the Mid Cap Growth Portfolio, an existing portfolio in LB Series Fund, Inc.  Shares of the Opportunity
Growth Portfolio would be converted into shares of the Mid Cap Growth Portfolio having an equal dollar value.

As you know, Lutheran Brotherhood and Aid Association for Lutherans merged on January 1, 2002.  Since that time, the merged organization has consolidated most of its overlapping operations and changed its name to Thrivent
Financial for Lutherans.  More recently, the Board of Directors and Thrivent Financial have been working together
to develop steps that are expected to benefit shareholders.   As one step, the Board is asking for your approval
to consolidate the Opportunity Growth Portfolio into the Mid Cap Growth Portfolio.  The Board believes that the proposed reorganization is in the best interests of the Opportunity Growth Portfolio and its shareholders and unanimously recommends that you vote for approval.

The Board considered various factors in reviewing the proposed reorganization on behalf of the shareholders of the Opportunity Growth Portfolio, including the following:

o    The long-term historical performance of the Mid Cap Growth Portfolio has been better than that of the
     Opportunity Growth Portfolio.  The Mid Cap Growth Portfolio is larger than the Opportunity Growth Portfolio and the expense ratio of the Mid Cap Growth Portfolio is lower than the expense ratio of the Opportunity
     Growth Portfolio.

o    The Opportunity Growth Portfolio and Mid Cap Growth Portfolio both have investment objectives that seek long-term growth of capital.  Although the Opportunity Growth Portfolio normally invests in smaller capitalization companies and the Mid Cap Growth Portfolio normally invests in companies with medium market capitalization, the Opportunity Growth Portfolio is managed in a substantially similar growth style and by the same investment adviser as the Mid Cap Growth Portfolio. In addition, there is an overlap in the securities held by the two Portfolios and in the companies that make up the benchmarks that are used for performance comparisons. Thus, the reorganization will enable Opportunity Growth Portfolio shareholders to continue their current investment programs with minimal disruption.

o    The reorganization will result in the Mid Cap Growth Portfolio having a larger asset base. This is expected to provide the Mid Cap Growth Portfolio with potential benefits from greater portfolio diversification and the opportunity to conduct other investment transactions on potentially more advantageous terms than two separate, smaller portfolios. There are also opportunities to spread relatively fixed costs over a larger asset base.

o    Thrivent Financial - not the Portfolios - will pay the costs of the reorganization.

Your vote is important!  Please read the enclosed materials for detailed information about the proposal and vote your shares today. Thank you for your time in considering this important proposal.  We believe the reorganization will result in a stronger portfolio.  Thank you for investing with us and for your continued support.

                                                              Sincerely,
                                                              Pamela J. Moret
                                                              President

Questions & Answers
For Shareholders of the Opportunity Growth Portfolio

The Board of Directors of the LB Series Fund, Inc. has provided the following questions and answers about the proposal to reorganize the Opportunity Growth Portfolio into the Mid Cap Growth Portfolio.  The Board unanimously supports this proposal, and we encourage you to read the full text of the combined proxy statement and prospectus that follows this Q & A.

Q:       What change is proposed?

A:       The Board proposes to merge the Opportunity Growth Portfolio into the Mid Cap Growth Portfolio.  In this reorganization, the shares of the Opportunity Growth Portfolio that fund your benefits under variable contracts or retirement plans automatically would be exchanged for an equal dollar value of shares of the Mid Cap Growth Portfolio. This consolidation would affect only the investments underlying variable contracts or retirement plan interests, and would not otherwise affect variable contracts or retirement plan interests.

Q:       Why does the Board support this reorganization?

A:       The Board unanimously recommends that you vote in favor of the reorganization.  It has determined that the reorganization of the Opportunity Growth Portfolio into the Mid Cap Growth Portfolio is in the best interests of each Portfolio and will not dilute the interests of the shareholders of the Portfolios.  In reaching this conclusion, the Board considered several factors:

         o    The long-term historical performance of the Mid Cap Growth Portfolio has been better than that of the
              Opportunity Growth Portfolio. The Mid Cap Growth Portfolio is larger than the Opportunity Growth
              Portfolio and the expense ratio of the Mid Cap Growth Portfolio is lower than the expense ratio of the Opportunity Growth Portfolio.

         o    The Opportunity Growth Portfolio and Mid Cap Growth Portfolio both have investment objectives that seek long-term growth of capital.  Although the Opportunity Growth Portfolio normally invests in smaller capitalization companies and the Mid Cap Growth Portfolio normally invests in companies with medium market capitalization, the Opportunity Growth Portfolio is managed in a substantially similar growth style and by the same investment adviser as the Mid Cap Growth Portfolio. In addition, there is an overlap in the securities held by the two Portfolios and in the companies that make up the benchmarks that are used for performance comparisons. Thus, the reorganization will enable
              Opportunity Growth Portfolio shareholders to continue their current investment programs with minimal disruption.

         o    The reorganization will result in the Mid Cap Growth Portfolio having a larger asset base. This is expected to provide the Mid Cap Growth Portfolio with potential benefits from greater portfolio diversification and the opportunity to conduct other investment transactions on potentially more advantageous terms than two separate, smaller portfolios. The reorganization also offers opportunities to spread relatively fixed costs over a larger asset base.

         o    Thrivent Financial - not the Portfolios - will pay the costs of the reorganization.

Q:       When will the reorganization become effective?

A:       A Special Meeting of Shareholders of the Opportunity Growth Portfolio to consider the reorganization is scheduled for April 7, 2004.  Subject to shareholder approval, the reorganization is expected to be effective on or about April 30, 2004.

Q:       Can I make additional investments in the investment options that correspond to the Opportunity Growth
         Portfolio before the reorganization?

A:       Yes. You can continue to make investments in the Opportunity Growth Portfolio until the effective date of the reorganization.

Q:       Is there anything I need to do to exchange my shares?

A:       No. Subject to shareholder approval, the shares of the Opportunity Growth Portfolio that fund benefits under your variable contract or retirement plan automatically will be exchanged for an equal dollar value of shares of the Mid Cap Growth Portfolio.  Your variable contract or retirement plan participation will not otherwise be affected by the reorganization.

Q:       Will I incur taxes as a result of this reorganization?

A:       The reorganization is expected to be tax-free for federal income tax purposes.  The Portfolios will seek an opinion of counsel to this effect. Generally, neither shareholders, contract owners nor retirement plan participants will incur capital gains or losses on the exchange of Opportunity Growth Portfolio shares for Mid Cap Growth Portfolio shares as a result of this reorganization.  The cost basis on each investment will also remain the same.  If you choose to redeem your shares or make a total or partial surrender of your contract, you may be subject to taxes and other charges under your contract.

Q:       Who is paying the cost of the Special Shareholder Meeting and proxy solicitation?

A:       Thrivent Financial will pay all of the shareholder meeting and proxy solicitation expenses.  It will not be paid for out of fund or portfolio assets.

Q:       When should I vote?

A:       Please vote as soon as possible by mail, telephone or the Internet. This will help avoid additional follow-up costs.

Q.       How can I vote?

A.       You may vote by:

o        Internet - https://vote.proxy-direct.com.  Follow the directions on the enclosed voting instruction form.
o        Telephone - Follow the directions on the enclosed voting instruction form. If this feature is used, you are giving authorization for another person to execute your proxy and there is no need to mail the voting instruction form.
o        By mail - Date and sign the enclosed voting instruction form and return it in the enclosed postage-paid envelope.

Q.       Why should I vote?

A.       Every vote is important and the Board encourages you to return your vote as soon as possible.  Voting your proxy ballot now will assure that the necessary number of votes are obtained, without the time and expense required for additional proxy solicitation.

Q.       Who should I call if I have questions about the proposals in the proxy statement?

A.       Call 1-866-270-1532 with questions.

Q:       How can I get more information about the Portfolios?

A:       A copy of the prospectus for the Mid Cap Growth Portfolio accompanies this proxy statement and prospectus as Appendix B.

         The Mid Cap Growth Portfolio's Management's Discussion of Fund Performance and the Financial Highlights
         from the most recent Annual Report to Shareholders of LB Series Fund, Inc. is attached as Appendix C.

         To obtain a copy of the prospectus or the Statement of Additional Information for the Opportunity Growth
         Portfolio, please write to LB Series Fund, Inc., 625 Fourth Avenue South, Minneapolis, Minnesota 55415
         or call 1-800-847-4836.

         To obtain a copy of the Statement of Additional Information for the Mid Cap Growth Portfolio or for this proxy statement and prospectus, please write to LB Series Fund, Inc., 625 Fourth Avenue South,
         Minneapolis, Minnesota 55415 or call 1-800-847-4836.

                                           Opportunity Growth Portfolio

                                                     Series of

                                               LB Series Fund, Inc.
                                              625 Fourth Avenue South
                                           Minneapolis, Minnesota 55415

                                    NOTICE OF A SPECIAL MEETING OF SHAREHOLDERS
                                            To be held on April 7, 2004
                                         ___________________________________

A Special Meeting of Shareholders (the "Special  Meeting") of the Opportunity  Growth Portfolio,  which is a series of LB Series Fund, Inc., will be held at the Thrivent  Financial for Lutherans  building,  625 Fourth Avenue South,
Minneapolis, Minnesota on April 7, 2004, at 8:00 a.m. Central Time for the following purposes:

1.       To approve a proposed Plan of  Reorganization  that provides that (a) all of the assets of the Opportunity
         Growth  Portfolio will be  transferred to the Mid Cap Growth  Portfolio in exchange for the Mid Cap Growth
         Portfolio's  shares  of  equal  dollar  value;  (b) the  stated  accrued  and  unpaid  liabilities  of the
         Opportunity  Growth Portfolio will be assumed by the Mid Cap Growth Portfolio;  (c) the Opportunity Growth
         Portfolio will distribute pro rata to its  shareholders,  in complete  liquidation,  the shares of the Mid
         Cap Growth  Portfolio  received in exchange for its net assets;  and (d) the Opportunity  Growth Portfolio will cease to exist.

2.       To consider and act upon any matter  incidental to the  foregoing  and to transact such other  business as may properly come before the Special Meeting and all adjournments.

The Board of Directors of the  Opportunity  Growth  Portfolio  has fixed the close of business on February 13, 2004 as the record  date for the  determination  of  shareholders  entitled  to notice  of, and to vote at, the  Special
Meeting and all adjournments.

                                                     By Order of the Board of Directors,
                                                     James E. Nelson, Secretary

Minneapolis, Minnesota
March 3, 2004

-----------------------------------------------------------------------------------------------------------------------
                                                YOUR VOTE IS IMPORTANT

         You can help Thrivent  Financial for Lutherans,  the adviser to the Opportunity  Growth Portfolio and the Mid
Cap Growth Portfolio,  avoid the necessity and expense of sending follow-up letters by promptly returning the enclosed voting  instruction  form. If you are unable to be present in person at the Shareholder  meeting,  please mark,  date, sign and return the enclosed  voting  instruction  form.  The enclosed  envelope  requires no postage if mailed in the
United States.  You also may vote by telephone  (1-866-241-6194)  or the Internet  (https://vote.proxy-direct.com)  by entering the control number on the enclosed voting instruction form.

-----------------------------------------------------------------------------------------------------------------------

                                          PROXY STATEMENT AND PROSPECTUS

                                                   March 3, 2004

                                           Opportunity Growth Portfolio
                                                        and
                                             Mid Cap Growth Portfolio

                                                     Series of

                                               LB Series Fund, Inc.
                                              625 Fourth Avenue South
                                           Minneapolis, Minnesota 55415
                                                  1-800-847-4836

This proxy  statement and prospectus is furnished in connection  with the  solicitation of proxies by and on behalf of the Board of Directors of LB Series Fund,  Inc.  (the " Fund") to be used at a Special  Meeting of  Shareholders and any adjournments  (collectively,  the "Special  Meeting") of the Opportunity  Growth Portfolio of the Fund (the
"Opportunity  Growth  Portfolio") to be held at the Thrivent  Financial for Lutherans  building,  625 Fourth Avenue
South,  Minneapolis,  Minnesota  55415,  on April 7, 2004,  at 8:00 a.m.  Central  Time.  This proxy  statement and prospectus and the  accompanying  Notice of Special Meeting of Shareholders  and voting  instruction form are first being mailed on or about March 3, 2004.

At the Special  Meeting,  shareholders  will be asked to approve a proposed  Plan of  Reorganization  (the "Plan of
Reorganization")  between the Opportunity  Growth  Portfolio and the Mid Cap Growth  Portfolio (the "Mid Cap Growth
Portfolio"  and  together  with  the  Opportunity  Growth  Portfolio,  the  "Portfolios")  of  the  Fund.  In  this reorganization, shares of the Opportunity Growth Portfolio will be exchanged for shares of the Mid Cap Portfolio.

Each Portfolio is a separate series of the Fund, which is an open-end  investment  company commonly called a mutual fund.  Both Portfolios issue and sell their shares to:

         o        separate accounts of Thrivent Financial for Lutherans  ("Thrivent  Financial") and Thrivent Life
                  Insurance Company  ("Thrivent  Life"),  which are used to fund  benefits of  variable  life insurance  and variable annuity contracts (the "variable  contracts")  issued by Thrivent Financial and Thrivent Life, and

         o        retirement plans sponsored by Thrivent Financial (collectively, the "retirement plans").

The Plan of Reorganization provides that:

         o        All of the assets of the Opportunity Growth Portfolio will be transferred to the Mid  Cap  Growth
                  Portfolio  in  exchange  for shares of the Mid Cap Growth  Portfolio  having a value equal to the value of the assets so transferred, less liabilities assumed by the Mid Cap Growth Portfolio;

         o        The stated accrued and unpaid liabilities of the Opportunity Growth Portfolio will be assumed by the Mid Cap Growth Portfolio; and

         o        Shares of the Mid Cap Growth Portfolio will be distributed pro rata to the shareholders of the
                  Opportunity Growth Portfolio in complete liquidation of the Opportunity Growth Portfolio.

If the Plan of  Reorganization  is approved,  the shares of the  Opportunity  Growth  Portfolio  that fund benefits under your  variable  contract or  retirement  plan  automatically  will be exchanged  for an equal dollar value of shares of the Mid Cap Growth Portfolio.

Please retain this proxy  statement and prospectus for future  reference.  It sets forth  concisely the information that you should know before  voting.  It is the proxy  statement  for the Special  Meeting of  Shareholders  of the
Opportunity  Growth  Portfolio  (please  see the  notice  of  Special  Meeting).  It is also  the  prospectus  that describes the shares of the Mid Cap Growth  Portfolio  that are being  registered  with the Securities and Exchange
Commission and issued in the Reorganization.

The  following   documents  contain  additional   information  about  the  Opportunity  Growth  Portfolio  and  are incorporated  into this proxy statement and prospectus by reference.  To obtain copies of these  documents  without charge,  write  to  the LB  Series  Fund,  Inc.  at  625  Fourth  Avenue  South,  Minneapolis,  MN  55415  or  call
1-800-847-4836.

o        The prospectus of the Opportunity Growth Portfolio dated April 30, 2003, as supplemented.
o        The Statement of Additional Information of the Opportunity Growth Portfolio dated April 30, 2003
o        Management's  Discussion of Fund Performance and the Financial  Highlights with respect to the Opportunity
         Growth Portfolio from the Annual Report for the Opportunity Growth Portfolio dated December 31, 2003.

The following  documents  contain  additional  information  about the Mid Cap Growth Portfolio and are incorporated into this proxy statement and prospectus by reference.  To obtain copies of these  documents,  as well as a copy of the latest Annual Report for LB Series Fund,  Inc.,  without  charge,  write to LB Series Fund,  Inc. at 625 Fourth
Avenue South, Minneapolis, Minnesota 55415 or call 1-800-847-4836.

o        The prospectus of the Mid Cap Growth  Portfolio dated April 30, 2003, as  supplemented,  accompanies  this proxy statement and prospectus as Appendix B.
o        The Statement of Additional Information of the Mid Cap Growth Portfolio dated April 30, 2003.
o        Management's  Discussion  of Fund  Performance  and the Financial  Highlights  with respect to the Mid Cap
         Growth  Portfolio  from the Annual  Report for the Mid Cap  Growth  Portfolio  dated  December  31,  2003, accompanies this proxy statement and prospectus as Appendix C.
o        The Statement of Additional  Information  relating to this proxy  statement and prospectus  dated March 3,
         2004.

Each of these  documents  relating to the Portfolios  have been filed with the  Securities and Exchange  Commission
(the "SEC"), and you may obtain copies by accessing the SEC's Web site at http://www.sec.gov.

The  shares  offered by this  proxy  statement  and  prospectus  are not  deposits  or  obligations  of any bank or financial  institution and are not insured or guaranteed by the Federal Deposit Insurance  Corporation or any other government  agency.  Investment  in  these  shares  involves  investment  risks,  including  the  possible  loss of principal.

The Securities  and Exchange  Commission  has not approved or  disapproved  these  securities or determined if this proxy  statement  and  prospectus  is  truthful  or  complete.  Any  representation  to the  contrary is a criminal offense.

TABLE OF CONTENTS

                                                                                                             PAGE

SUMMARY                                                                                                       4
         About the Reorganization                                                                             4
         Comparative Expense Tables                                                                           4
         Comparison of Investment Performance                                                                 5
         Comparison of Investment Objectives, Strategies and Principal Risks of the
         Opportunity Growth Portfolio and the Mid Cap Growth Portfolio                                        6
COMPARISON OF OPERATIONS                                                                                      8
         Investment Adviser                                                                                   8
         Portfolio Managers                                                                                   8
         The Separate Accounts and Retirement Plans                                                           8
         Federal Tax Consequences                                                                             8
INFORMATION ABOUT THE REORGANIZATION                                                                          10
         Information Received by the Board of Directors                                                       10
         Considerations by the Board of Directors                                                             10
         Description of the Plan of Reorganization                                                            11
         Description of Mid Cap Growth Portfolio Shares                                                       12
         Investment Restrictions                                                                              12
         Comparative Information on Shareholder Rights                                                        12
         Federal Income Tax Consequences                                                                      12
         Capitalization                                                                                       14
ADDITIONAL INFORMATION ABOUT THE OPPORTUNITY GROWTH PORTFOLIO
         AND THE MID CAP GROWTH PORTFOLIO                                                                     15
VOTING INFORMATION                                                                                            16
         Quorum and Voting                                                                                    16
         Outstanding Shares and Voting Requirements.                                                          17
         Other Matters                                                                                        17
         Board Recommendation                                                                                 17
PLAN OF REORGANIZATION -- APPENDIX A                                                                          A-1
MID CAP GROWTH PORTFOLIO PROSPECTUS -- APPENDIX B                                                             B-1
MID CAP GROWTH PORTFOLIO MANAGEMENT'S DISCUSSION/FINANCIAL
       HIGHLIGHTS-- APPENDIX C                                                                                C-1
OPPORTUNITY GROWTH PORTFOLIO SHAREHOLDER INFORMATION--APPENDIX D                                              D-1
MID CAP GROWTH PORTFOLIO SHAREHOLDER INFORMATION--APPENDIX E                                                  E-1

                                                      SUMMARY

This summary is qualified in its entirety by reference to the additional  information  contained  elsewhere in this proxy statement and prospectus  (including documents  incorporated by reference) and the Plan of Reorganization,  a form of which is attached to this proxy statement and prospectus as Appendix A.

                                             About the Reorganization

The Board of Directors of the Opportunity  Growth Portfolio  unanimously  recommends that shareholders  approve the
Plan of  Reorganization.  Under the Plan of  Reorganization,  the Mid Cap Growth Portfolio would acquire all of the assets and the stated and accrued  liabilities  of the  Opportunity  Growth  Portfolio  in exchange for the Mid Cap
Growth  Portfolio's  shares  having an  aggregate  net asset value equal to the net asset value of the  Opportunity
Growth  Portfolio's  assets so transferred,  less the amount of the stated and accrued  liabilities  assumed by the
Mid Cap  Portfolio.  The  Opportunity  Growth  Portfolio  would  then  distribute  in  liquidation  pro rata to its shareholders  all of the shares of the Mid Cap  Portfolio  it received in exchange for its assets.  Together  these transactions are referred to in this proxy statement and prospectus as the "Reorganization".

As a result of the  Reorganization,  each shareholder of the Opportunity  Growth Portfolio will become the owner of the Mid Cap Growth  Portfolio's  shares  having a total net asset  value equal to the total net asset value of such shareholder's  holdings in the Opportunity Growth Portfolio on the date of the  Reorganization.  The Reorganization will not affect your  variable  contract or  retirement  plan  interest,  nor will it have any other effect on your variable contract or retirement plan, as the case may be.

                                            Comparative Expense Tables

Shares of the Opportunity  Growth  Portfolio and the Mid Cap Growth  Portfolio are sold without a sales charge,  so there are no direct  shareholder  fees.  However,  like all mutual funds,  the Portfolios incur certain expenses in their operations, including advisory fees and other expenses.  These are indirect expenses.

The following  expense table compares the annual  operating  expenses of the Opportunity  Growth  Portfolio and the
Mid Cap Growth  Portfolio  based on total assets for the fiscal year ended  December  31, 2003,  as reported in the
Fund's most recent annual  report,  and pro forma  expenses  showing these same expenses  adjusted for the proposed
Reorganization.

                                                                                      Pro Forma
                                                        Actual Expenses               Expenses
                                                             as of                      as of
                                                       December 31, 2003          December 31, 2003
                                                 ----------------------------------------------------
                                                 Opportunity        Mid Cap            Mid Cap
                                                   Growth           Growth             Growth
                                                  Portfolio        Portfolio           Portfolio
Annual Portfolio  Operating  Expenses  (Expenses
that are deducted from Fund assets)
  Advisory Fees                                   0.40%            0.40%             0.40%
  Other Expenses*                                 0.11%            0.07%             0.07%
  Total Annual Fund Operating Expenses            0.51%            0.47%             0.47%

*        Expenses  have been  restated  to reflect  the effect of  elimination  of expense  reimbursements  and the introduction of an administrative fee, which went into effect January 1, 2004, of 0.03%.

Example

The following  example is intended to help you compare the cost of investing in the  Opportunity  Growth  Portfolio with the cost of investing in the Mid Cap Growth  Portfolio  into which the  Opportunity  Growth  Portfolio will be reorganized if the proposed Reorganization is approved.

The example  assumes that you invest  $10,000 in each  Portfolio  for the time periods  indicated and redeem all of your shares at the end of those  periods.  The  example  assumes  your  investment  has a 5% return each year,  the
Portfolio's  operating  expenses  remain the same,  and you reinvest all dividends and  distributions.  If the fees and expenses of your variable  contract were  included,  the costs shown below would be higher.  The example should not be considered as representative  of past or future expenses,  and your actual costs may be higher or lower than those shown.

                                   Mid Cap         Pro Forma Mid
                 Opportunity       Growth          Cap Growth
                 Growth Portfolio  Portfolio       Portfolio
                 ------------------------------------------------
1 Year           $ 52              $ 48            $ 48
3 Years          $164              $151            $151
5 Years          $285              $263            $263
10 Years         $640              $591            $591

                                       Comparison of Investment Performance

The average annual total return for the Opportunity  Growth  Portfolio and the Mid Cap Growth Portfolio for certain periods is set forth in the chart below.

                                            Average Annual Total Return
                                              As of December 31, 2003

                                                                                          Since
                                                           1 year         5 years        Inception
                                                           ------         -------        ---------
Opportunity Growth Portfolio                                42.35%        -0.93%           1.36%
Mid Cap Growth Portfolio                                    35.92%         6.47%           7.41%

                       Comparison of Investment Objectives, Strategies, and Principal Risks

In  addition  to the  objectives,  strategies  and risks set forth  below,  the  Portfolios  are subject to certain additional  investment  policies and  limitations.  These policies and  limitations are described in the prospectus and Statement of Additional Information of the Portfolios.

The following contrasts and compares the investment  objectives,  strategies and principal risks of the Opportunity
Growth Portfolio and the Mid Cap Growth Portfolio.

Investment Objectives

The  Opportunity  Growth  Portfolio  seeks to  achieve  long-term  growth of capital by  investing  primarily  in a professionally managed diversified portfolio of smaller capitalization common stocks.

The Mid  Cap  Growth  Portfolio  seeks  to  achieve  long-term  growth  of  capital  by  investing  primarily  in a professionally managed diversified portfolio of common stocks of companies with medium market capitalizations.

Investment Strategies

The  Opportunity  Growth  Portfolio  and  the  Mid  Cap  Growth  Portfolio  use  substantially  similar  investment strategies.  Under normal  circumstances,  the Opportunity  Growth Portfolio  invests at least 65% of its assets in companies with market  capitalizations  similar to those companies  included in widely known small cap indices such as the Russell 2000 Growth Index and the S&P SmallCap  600/Barra  Growth Index,  while the Mid Cap Growth Portfolio invests at least 80% of its net assets  (plus the amount of any  borrowing  for  investment  purposes) in companies with  market  capitalizations  similar to those  companies  included in widely  known mid cap  indices  such as the
Russell Midcap Growth Index and the S&P MidCap  400/Barra  Growth Index.  The benchmarks for the two Portfolios are the Russell 2000 Growth Index and the Russell MidCap Growth Index, respectively.

Thrivent Financial,  the investment adviser for the Portfolios,  uses fundamental and technical investment research techniques  to  determine  what  stocks  to buy and sell.  Fundamental  analysis  generally  involves  assessing  a company's  security's value based on factors such as sales,  assets,  markets,  management,  products and services, earnings,  and financial  structure.  Technical  analysis  generally  involves  studying  trends and movements in a security's price,  trading volume, and other  market-related  factors.  In addition,  Thrivent Financial focuses on companies  that have a strong  record of earnings  growth or show good  prospects  for growth in sales and earnings and also considers the trends in the market as a whole.

Because  of the  similarities  in  investment  objectives  and  strategies  for  the  two  Portfolios,  there  is a substantial overlap in the stocks included in their investment portfolios and the proportions of those stocks.

Principal Risks

The  Opportunity  Growth  Portfolio and the Mid Cap Growth  Portfolio are subject to  substantially  similar risks.
They  include  the risks of sudden and  unpredictable  drops in the value of the  market as a whole and  periods of lackluster  performance.  Stock  markets can decline for many  reasons,  including  adverse  political  or economic developments,  changes in investor  psychology,  or heavy institutional  selling.  The prospects for an industry or company  may  deteriorate  because of a variety of  factors,  including  disappointing  earnings  or changes in the competitive environment.

Growth  style  investing  includes the risk of investing in  securities  whose prices  historically  have been more volatile  than other  securities,  especially  over the short term.  Growth stock  prices  reflect  projections  of future earnings or revenues,  and if a company's  earnings or revenues fall short of expectations,  its stock price may fall dramatically.

The Opportunity  Growth Portfolio invests in smaller  companies that have greater price  volatility,  lower trading volume and less  liquidity than larger,  more  established  companies.  Medium-sized  companies  often have similar characteristics,  although to a lesser extent than smaller  companies.  The companies the Portfolios invest in tend to have more limited product lines,  smaller revenues and less management depth than larger  companies.  Therefore, both Portfolios may  under-perform  other stock portfolios (such as large company stock  portfolios) when stocks of small- or medium-sized companies are out of favor.

The success of either  Portfolio's  investment  strategy  depends  significantly on Thrivent  Financial's  skill in assessing the potential of the  securities in which the  Portfolios  invest.  Shares of the Portfolios may rise and fall in value and there is a risk that you could lose money by investing  in either  Portfolio.  Neither  Portfolio can be certain that it will achieve its objective.

                                             COMPARISON OF OPERATIONS

                                                Investment Adviser

Thrivent  Financial  serves as  investment  adviser  and  provides  investment  research  and  supervision  for the
Opportunity  Growth Portfolio and the Mid Cap Growth Portfolio.  Thrivent  Financial's  corporate office is located at 625 Fourth Avenue South,  Minneapolis,  Minnesota  55415.  As of December 31, 2003,  Thrivent  Financial and its
affiliates had approximately $62.4 billion in assets under management.

                                                Portfolio Managers

Opportunity Growth Portfolio

Andrea J. Thomas,  CFA has served as portfolio  manager of the  Opportunity  Growth  Portfolio since 2002. She also has served as portfolio  manager of the Lutheran  Brotherhood  Opportunity  Growth Fund, a series of an  affiliated mutual fund group,  since 2002. Ms. Thomas has been with Thrivent  Financial  since 1993 and served as an associate portfolio manager from 1997 to 2002.

Mid Cap Growth Portfolio

Brian L. Thorkelson and Andrea J. Thomas, CFA serve as portfolio co-mangers of the Mid Cap Growth Portfolio

Mr.  Thorkelson has served as the portfolio  manager of the Mid Cap Growth  Portfolio  since its inception in 1998.
Mr. Thorkelson has been with Thrivent Financial since 1987.

Ms.  Thomas has served as the  portfolio  manager of the Mid Cap Growth  Portfolio  since  November  2003,  and she served as an associate  portfolio  manager of the  portfolio  from 1997 to 2002.  Ms. Thomas has been with Thrivent
Financial since 1993 and has served as a portfolio manager since 2002.

If the proposed  Reorganization is approved,  Ms. Thomas and Mr. Thorkelson will serve as portfolio  co-managers of the Mid Cap Growth Portfolio.

                                    The Separate Accounts and Retirement Plans

Shares of the  Opportunity  Growth  Portfolio and the Mid Cap Growth  Portfolio are currently  sold,  without sales charges, to:

o        Separate  accounts of Thrivent  Financial and Thrivent  Life,  which are used to fund  variable  contracts issued by Thrivent Financial and Thrivent Life.
o        Retirement plans sponsored by Thrivent Financial.

The  distribution,  purchase and  redemption  procedures and exchange  rights of  shareholders  of the  Opportunity
Growth  Portfolio and the Mid Cap Growth  Portfolio  are  identical.  The  prospectus  for each  variable  contract describes how the premiums and the assets  relating to the variable  contract may be allocated among one or more of the  subaccounts  that  correspond  to  the  Opportunity  Growth  Portfolio  and  the  Mid  Cap  Growth  Portfolio.
Participants in the retirement  plans should consult  retirement plan documents for information on how to invest in the Portfolios.

The  separate  accounts  and the  retirement  plans  each  place  an order to buy or sell  shares  of a  respective portfolio  each  business day. The amount of the order is based on the  aggregate  instructions  from owners of the variable  contracts or the participants in the retirement  plans.  Orders received before the close of the New York
Stock  Exchange  ("NYSE") on a given day result in share  purchases and  redemptions at the net asset value ("NAV")
calculated as of the close of the NYSE that day.

                                             Federal Tax Consequences

As a condition to each  Reorganization,  the Fund will receive an opinion of counsel that the  Reorganization  will be  considered a tax-free  "reorganization"  under  existing  provisions  of the Internal  Revenue Code of 1986, as amended  (the  "Code").  Based on  customary  assumptions  and  representations,  neither  the  Opportunity  Growth
Portfolio nor the Mid Cap Portfolio nor the  shareholders  of the  Opportunity  Growth  Portfolio or Mid Cap Growth
Portfolio  will  recognize any gain or loss for federal  income tax  purposes.  The tax basis of the Mid Cap Growth
Portfolio's shares received by the Opportunity  Growth  Portfolio's  shareholders will be the same as the tax basis of their shares in the Opportunity Growth Portfolio.

After the Reorganization,  the utilization by the Mid Cap Growth Portfolio of (1) carryovers of  pre-Reorganization capital  losses  realized  by the  Opportunity  Growth  Portfolio  and (2)  capital  losses it  realized  after the
Reorganization  that are attributable to the Opportunity Growth Portfolio's  built-in  unrealized capital losses as of the Closing Date, will be subject to limitation under the Code.

                                       INFORMATION ABOUT THE REORGANIZATION

                                  Information Received by the Board of Directors

In  connection  with  its  consideration  of  the  proposed  Reorganization  and  its  anticipated  effects  on the
Opportunity Growth Portfolio,  the Board of Directors (the "Board") of the Fund,  including those directors who are not interested  persons of Thrivent  Financial or any of its affiliates (the  "Independent  Directors"),  requested from Thrivent Financial and reviewed information to assist the Board in its evaluation, including:

o   The terms of the proposed Plan of Reorganization;

o   The investment  restrictions and fundamental  investment  policies of the Opportunity Growth Portfolio and the Mid Cap Growth Portfolios;

o   Performance of each  Portfolio  against each other,  with other funds,  its Lipper Peer Group and relevant benchmarks;

o   Analysis of the impact of the proposed Reorganization of each Portfolio, including on expense ratios; and

o   The correlation of underlying investments in the Portfolios and their respective benchmarks.

                                     Considerations by the Board of Directors

The Board believes that the proposed  Reorganization  is in the best interests of the Opportunity  Growth Portfolio and its  shareholders.  Further,  the Board has determined that the interests of the Opportunity  Growth  Portfolio shareholders  will not be  diluted  as a  result  of the  Reorganization.  The  Contracts  Committee  of the  Board
(consisting  of the  Independent  Directors  of the Board)  considered  factual  matters and  structural  issues in connection  with the  proposed  Reorganization  at meetings  on August 26,  2003 and October 7 - 8, 2003.  At these meetings,  representatives  of  Thrivent  Financial  discussed  the  proposed  Reorganization  with  the  Contracts
Committee in general terms and in detail.  In  considering  the proposed  Reorganization,  the Board was advised at all formal meetings by the Fund's independent outside legal counsel.

The  Contracts  Committee  met again on November 11 - 12, 2003 to receive  additional  information  concerning  the
Reorganization.  At this meeting,  representatives of Thrivent  Financial reviewed the proposed  Reorganization and the Plan of Reorganization in detail.  These  representatives  also presented  comparative  performance and expense information for the Opportunity  Growth  Portfolio and the Mid Cap Growth  Portfolio.  After reviewing the proposed
Reorganization  and Plan of  Reorganization,  the  Contracts  Committee  unanimously  approved the  Reorganization.
Thereafter,  at an in-person  meeting on November 12, 2003, the Board (including all of the Independent  Directors)
unanimously  approved the  Reorganization  and Plan of Reorganization and recommended their approval by Opportunity
Growth  Portfolio  shareholders.  In approving  the Plan of  Reorganization,  the Board  considered  the  following factors:

o        The  long-term  historical  performance  of the Mid Cap Growth  Portfolio has been better than that of the
         Opportunity  Growth  Portfolio.  The Mid Cap  Growth  Portfolio  is  larger  than the  Opportunity  Growth
         Portfolio  and the expense  ratio of the Mid Cap Growth  Portfolio is lower than the expense  ratio of the
         Opportunity Growth Portfolio.

o        The Opportunity  Growth Portfolio and Mid Cap Growth  Portfolio both have investment  objectives that seek long-term  growth of capital.  Although  the  Opportunity  Growth  Portfolio  normally  invests in smaller capitalization  companies  and the Mid Cap Growth  Portfolio  normally  invests in  companies  with medium market  capitalization,  the Opportunity  Growth  Portfolio is managed in a  substantially  similar growth style  and by the same  investment  adviser  as the Mid Cap  Growth  Portfolio.  In  addition,  there is a substantial  overlap in the  securities  held by the two  Portfolios and in the companies that make up the benchmarks that are used for performance  comparisons.  Thus, the  Reorganization  will enable Opportunity
         Growth Portfolio shareholders to continue their current investment programs with minimal disruption.

o        The  Reorganization  will  result in the Mid Cap Growth  Portfolio  having a larger  asset  base.  This is expected  to  provide  the Mid Cap  Growth  Portfolio  with  potential  benefits  from  greater  portfolio diversification  and the  opportunity  to  conduct  other  investment  transactions  on  potentially  more advantageous  terms  than two  separate,  smaller  portfolios.  There  are also  opportunities  to  spread relatively fixed costs over a larger asset base.

o        Thrivent  Financial has committed to invest  between $4 and $5 million to enhance the quality of its asset management  capabilities,  including hiring additional investment and administrative support professionals and making infrastructure investments to support investment research.

o        Thrivent Financial will be responsible for payment of the expenses related to the Reorganization.

o        The  Reorganization  will  not  result  in the  recognition  of any gain or loss for  federal  income  tax purposes by the Opportunity Growth Portfolio, the Mid Cap Growth Portfolio or their shareholders.

                                     Description of the Plan of Reorganization

The Plan of  Reorganization  provides that the Opportunity  Growth Portfolio will transfer all of its assets to the
Mid Cap Growth  Portfolio  in  exchange  solely for the Mid Cap Growth  Portfolio's  shares.  Shares of the Mid Cap
Growth  Portfolio will be distributed pro rata by the Opportunity  Growth Portfolio to its shareholders in complete liquidation of the Opportunity  Growth Portfolio.  The closing of the proposed  Reorganization is expected to occur on or about  April 30,  2004.  The Mid Cap  Growth  Portfolio  also will  assume  the  stated  accrued  and  unpaid liabilities  of the  Opportunity  Growth  Portfolio as of the closing  date.  The value of the  Opportunity  Growth
Portfolio's  assets and  liabilities  to be acquired and assumed by the Mid Cap Growth  Portfolio will be the value of such  assets  computed as of the close of regular  trading on the New York Stock  Exchange  (normally  4:00 p.m.
EST)  on the  closing  date  using  the  valuation  procedures  for  the Mid  Cap  Portfolio.  Shareholders  of the
Opportunity  Growth  Portfolio will become  shareholders of the Mid Cap Growth Portfolio as of the closing date and will be entitled to the Mid Cap Growth  Portfolio's  next  dividend  distribution  thereafter.  Opportunity  Growth
Portfolio  shareholders  will receive shares in the Mid Cap Growth  Portfolio  having a total net asset value equal to the total net asset value of their Opportunity Growth Portfolio shares as of the closing.

On or before the closing,  the  Opportunity  Growth  Portfolio will declare and pay a dividend or dividends  which, together with all previous  dividends,  will have the effect of distributing to its shareholders  substantially all of its net  investment  income and realized net capital gain, if any, for all taxable years ending on or before the closing date.

Consummation  of the  Reorganization  is  subject  to the  conditions  set  forth  in the  Plan of  Reorganization, including  receipt  of a tax  opinion in form and  substance  reasonably  satisfactory  to the  Opportunity  Growth
Portfolio  and the Mid Cap Growth  Portfolio,  as described  under the caption  "Federal  Income Tax  Consequences"
below.  The Plan of  Reorganization  may be terminated and the  Reorganization  may be abandoned at any time before or after  approval  by the  Opportunity  Growth  Portfolio  shareholders  prior to the  closing  date if the  Board determines  that  consummation  of the  Reorganization  would not be in the best interests of  shareholders  of the
Portfolios.

Under the Plan of  Reorganization,  Thrivent  Financial will be responsible for the payment of the expenses related to consummating  the  Reorganization.  Such expenses  include,  but are not limited to,  accountants'  fees,  legal fees, registration fees, transfer taxes (if any), the fees of banks and the costs of preparing,  printing,  copying and mailing  proxy  solicitation  materials  to the  Opportunity  Growth  Portfolio  shareholders  and the costs of holding the Special Meeting.

The foregoing  description of the Plan of  Reorganization  is qualified in its entirety by the terms and provisions of the Plan of  Reorganization,  a copy of which is attached hereto as Appendix A and incorporated  into this proxy statement and prospectus by reference.

                                  Description of Mid Cap Growth Portfolio Shares

Full and  fractional  shares of the Mid Cap  Growth  Portfolio  will be issued in the  Reorganization  without  the imposition  of a sales charge or other fee to the  Opportunity  Growth  Portfolio  shareholders.  Shares of the Mid
Cap Growth Portfolio to be issued to Opportunity  Growth Portfolio  shareholders  under the Plan of  Reorganization will be fully  paid  and  non-assessable  when  issued  and  transferable  without  restriction  and  will  have no preemptive or conversion rights.

                                              Investment Restrictions

The  Opportunity  Growth  Portfolio  and  the  Mid  Cap  Growth  Portfolio  are  subject  to  identical  investment restrictions that limit the scope of their investments.

                                   Comparative Information on Shareholder Rights

The  Opportunity  Growth  Portfolio  and the Mid Cap Growth  Portfolio  are both series of LB Series Fund,  Inc., a
Minnesota  corporation.  The  operations  for each  Portfolio  are  governed by the Articles of  Incorporation  and
Bylaws of the Fund and by Minnesota law.

                                          Federal Income Tax Consequences

As a condition to the  Reorganization,  the Opportunity  Growth Portfolio and Mid Cap Growth Portfolio will receive an  opinion  from  counsel  to the  effect  that,  on the basis of the  existing  provisions  of the Code,  current administrative rules and court decisions, for federal income tax purposes:

1.       The  Reorganization  will qualify as a  "reorganization"  under  section  368(a)(1)  of the Code,  and the
         Opportunity  Growth Portfolio and the Mid Cap Growth Portfolio each will be "a party to a  reorganization"
         within the meaning of section 368(b) of the Code.

2.       The Opportunity  Growth  Portfolio will recognize no gain or loss on the transfer of its assets to the Mid
         Cap Growth  Portfolio in exchange  solely for the Mid Cap Growth  Portfolio's  shares or on the subsequent distribution  of those shares to the  Opportunity  Growth  Portfolio's  shareholders in exchange for their
         Opportunity Growth Portfolio shares.

3.       The Mid Cap Growth  Portfolio  will  recognize  no gain or loss on its receipt of those assets in exchange solely for its shares.

4.       The Mid  Cap  Growth  Portfolio's  basis  in  those  assets  will be the  same as the  Opportunity  Growth
         Portfolio's  basis  therein  immediately  before the  Reorganization,  and the Mid Cap Growth  Portfolio's
         holding period for those assets will include the Opportunity Growth Portfolio's holding period.

5.       An  Opportunity  Growth  Portfolio  shareholder  will  recognize  no gain or loss on the  exchange  of the shareholder's  Opportunity  Growth  Portfolio  shares solely for Mid Cap Growth Portfolio shares after the
         Reorganization.

6.       An Opportunity  Growth  Portfolio  shareholder's  aggregate basis in the Mid Cap Growth  Portfolio  shares received  by the  shareholder  in the  Reorganization  will be the  same  as the  aggregate  basis  in the shareholder's  Opportunity Growth Portfolio shares to be constructively  surrendered in exchange for those
         Opportunity Growth Portfolio shares.

You should  recognize  that an opinion of counsel is not binding on the  Internal  Revenue  Service  ("IRS") or any court.  Neither the Opportunity  Growth  Portfolio nor the Mid Cap Growth  Portfolio expect to obtain a ruling from the IRS regarding the  consequences  of the  Reorganizations.  Accordingly,  if the IRS sought to challenge the tax treatment of the Reorganization and was successful,  neither of which is anticipated,  the Reorganization  would be treated as a taxable  sale of assets of the  Opportunity  Growth  Portfolio,  followed by the  taxable  liquidation thereof.

                                                  Capitalization

The following table presents, as of December 31, 2003:

o  The capitalization of the Opportunity Growth Portfolio;

o  The capitalization of the Mid Cap Growth Portfolio; and

o  The pro  forma  capitalization  of the  Mid Cap  Growth  Portfolio  as  adjusted  to  give  effect  to the
   Reorganization.

The  capitalization of the Opportunity  Growth Portfolio and the Mid Cap Growth Portfolio is likely to be different on the closing date as a result of daily share  purchase and  redemption  activity in the Portfolios as well as the effects of the other ongoing operations of the Portfolios prior to the closing date.

------------------------------------------ -------------------------- ------------------------- -------------------------
                                                                                                Pro Forma
                                           Opportunity                Mid Cap                   Mid Cap
                                           Growth Portfolio           Growth Portfolio          Growth Portfolio
                                           ----------------           ----------------          ----------------
Total Net Assets                           $268,847,344               $478,842,255              $747,689,599
Shares Outstanding                         27,180,130                 36,600,498                57,149,951
Net Asset Value Per Share                  $9.89                      $13.08                    $13.08
------------------------------------------ -------------------------- ------------------------- -------------------------

          ADDITIONAL INFORMATION ABOUT THE OPPORTUNITY GROWTH PORTFOLIO AND THE MID CAP GROWTH PORTFOLIO

Additional  information  about  the  Opportunity  Growth  Portfolio  and the Mid Cap  Growth  Portfolio,  including information about their investment objectives,  policies and restrictions and financial histories,  may be found in the current prospectus,  Statement of Additional Information,  and annual reports of the Fund, and in the Statement of  Additional  Information  relating  to this proxy  statement  and  prospectus.  You may  obtain  copies of these documents free of charge by calling 1-800-847-4836.

The Opportunity  Growth  Portfolio and the Mid Cap Growth Portfolio are subject to the  informational  requirements of the  Securities  Act of 1933,  as amended,  the  Securities  Exchange Act of 1934,  as amended and the 1940 Act.
Therefore,  the Opportunity  Growth Portfolio and the Mid Cap Growth  Portfolio file proxy  materials,  reports and other  information  with the SEC,  which can be inspected and copied at the SEC's public  reference room located at
450 5th Street NW, Room 1200,  Washington,  D.C.  20549.  You may call the SEC at  1-202-942-8090  for  information about the operation of the public reference rooms.

You may also access such  information  about the Opportunity  Growth  Portfolio and the Mid Cap Growth Portfolio on
the SEC's  Internet site at  http://www.sec.gov.  For a prescribed  fee, you may obtain copies of this  information by sending an email  request  to  publicinfo@sec.gov  or writing to Public  Reference  Room,  U.S.  Securities  and
Exchange  Commission,  450 5th Street, NW, Room 1300,  Washington,  D.C. 20549. You may need to refer to the Fund's file number:

         1940 Act File No. 811-4603.

Management's  Discussion  of Fund  Performance  and the  Financial  Highlights  with  respect to the Mid Cap Growth
Portfolio from the Annual Report for the Mid Cap Growth  Portfolio dated December 31, 2003  accompanies  this proxy statement and prospectus as Appendix C.

                                                VOTING INFORMATION

This proxy  statement and prospectus is furnished in connection  with the  solicitation of proxies by the Board for use at the Special  Meeting to be held on April 7, 2004,  at 8:00 a.m.,  Central Time at 625 Fourth  Avenue  South,
Minneapolis,  Minnesota,  and at any  adjournments  thereof.  Thrivent  Financial will cast your votes according to your voting  instructions.  If you sign and date your voting  instruction  form,  but do not specify  instructions, your shares of the Opportunity  Growth Portfolio will be voted IN FAVOR of the Plan of  Reorganization.  For shares for which no voting  instructions  are  received  and for any shares held by Thrivent  Financial,  or by any of its subsidiaries or affiliates for their own accounts,  Thrivent  Financial will cast votes in proportion to the shares with respect to which they have received instructions from beneficial owners.

You may vote by mail,  telephone or the Internet.  Your vote must be received by 6:00 a.m.,  Central Time, on April
7, 2004.  Vote by:

o        Internet-- https://vote.proxy-direct.com.  Follow the directions on the enclosed voting instruction card.

o        Telephone -  1-866-235-4258.  Follow the  directions  on the enclosed  voting  instruction  card.  If this feature is used,  you are giving  authorization  for another  person to execute your proxy and there is no need to mail the voting instruction form.

o        Mail -- Date and sign the enclosed  voting  instruction  form and return it in the  enclosed  postage-paid envelope.

You may revoke your voting instructions at any time prior to their use by:

o        giving written notice of revocation to an officer of the Fund,
o        returning to an officer of the Fund a properly executed, later dated voting instruction form,
o        voting later by telephone or Internet, or
o        attending the Special  Meeting,  requesting  return of any previously  delivered  voting  instructions and voting in person.

Attendance  and voting at the Special  Meeting will not by itself  constitute a revocation of voting  instructions.
Signed  voting  instructions  received  by the  Board in time for  voting  that  are not  revoked  will be voted in accordance with the instructions  noted on the form.  Unless  instructions to the contrary are marked on the voting instruction form, the shares  represented by the form will be voted FOR all the proposals.  The voting  instruction form grants  discretion  to the persons named thereon to take action as they  determine  appropriate  in connection with any other matter that may properly  come before the Special  Meeting or any  adjournments.  The Board does not currently  know of any matter to be  considered  at the  Special  Meeting  other than the  matters set forth in the
Notice of Special Meeting of Shareholders

                                                 Quorum and Voting

A majority  of the shares of the  Portfolio  entitled to vote at the Special  Meeting  represented  in person or by proxy  constitutes a quorum.  Thrivent  Financial and its  affiliates  together are the record owners of a majority of the shares of the Opportunity  Growth  Portfolio.  Thrivent  Financial's  representation  at the Special Meeting will therefore assure the presence of a quorum.

Approval  of  proposed  Reorganization  requires  the  affirmative  vote  of  the  holders  of a  "majority  of the outstanding  voting  securities," of the Opportunity  Growth  Portfolio,  as that term is defined in the Investment
Company  Act of 1940,  as amended  ("1940  Act").  The 1940 Act  defines a vote of the holders of a majority of the outstanding voting securities of the Portfolio to mean the lesser of

o        the vote of 67% or more of the shares of the  Portfolio  present at the Special  Meeting if the holders of more than 50% of the outstanding Portfolio shares are present or represented by proxy, or

o        the vote of the holders of more than 50% of the outstanding shares of the Portfolio.

Abstentions have the same effect as votes cast against a proposal.

                                    Outstanding Shares and Voting Requirements

The Board has fixed the close of  business on  February  13,  2004,  as the record  date for the  determination  of shareholders of the Opportunity  Growth Portfolio  entitled to notice of and to vote at the Special Meeting and any adjournments  thereof.  Each share of the  Opportunity  Growth  Portfolio  is entitled  to one vote and  fractional shares have  proportionate  voting rights.  Only  shareholders of record as of the record date are entitled to vote on the proposal.  As of the record date,  the  Opportunity  Growth  Portfolio had  27,232,002.62  shares issued and outstanding.

On the record date,  the  directors  and officers of the Fund as a group owned  beneficially  (meaning they had the power  to vote or  direct  the  voting  of)  less  than 1% of the  outstanding  shares  of the  Opportunity  Growth
Portfolio.  To the best knowledge of the Opportunity  Growth  Portfolio,  as of the record date, no person,  except as set forth in Appendix D, owned beneficially or of record 5% or more of the outstanding shares of the Portfolio.

On the record  date,  the  directors  and  officers of the Fund as a group owned  beneficially  less than 1% of the outstanding  shares of the Mid Cap Growth Portfolio.  To the best knowledge of the Mid Cap Growth Portfolio,  as of the record date, no person,  except as set forth in Appendix E, owned  beneficially  or of record 5% or more of the outstanding shares of the Mid Cap Portfolio.

Only  shareholders  of the  Opportunity  Growth  Portfolio will be entitled to vote on the Plan of  Reorganization.
The votes of  shareholders  of the Mid Cap Growth  Portfolio are not being  solicited  since their  approval is not required in order to effect the Reorganization.

                                                   Other Matters

Management  of the  Opportunity  Growth  Portfolio  knows of no other  matters  that may  properly be, or which are likely to be, brought  before the Special  Meeting.  However,  if any other business shall properly come before the
Special Meeting, the persons named in the proxy intend to vote thereon in accordance with their best judgment.

                                               Board Recommendation

After  carefully  considering  the issues  involved,  the Board of Directors  has  unanimously  concluded  that the proposed  Reorganization  is in the best interests of the  shareholders of the Opportunity  Growth  Portfolio.  The
Board  recommends  that you vote FOR the Plan of  Reorganization.  Whether or not you expect to attend the  Special
Meeting,  we urge you to  promptly  sign,  fill in and  return  the  enclosed  voting  instruction  form or vote by toll-free telephone call or the Internet.

APPENDIX A

                                                       PLAN OF REORGANIZATION

PLAN OF  REORGANIZATION  ("Plan") whereby shares of the Opportunity  Growth  Portfolio (the "Acquired  Portfolio) of LB Series Fund,
Inc. (the "Fund") will be exchanged for shares of the Mid Cap Growth Portfolio of ("Acquiring Portfolio") of the Fund.

This Plan is intended to be and is adopted as a plan of reorganization  and liquidation  within the meaning of Section 368(a) of the
United States  Internal  Revenue Code of 1986, as amended (the "Code"),  with the Acquiring  Fund and the Acquired Fund each being a
"party to a  reorganization"  within the meaning of Section  368(b) of the Code.  The  reorganization  (the  "Reorganization")  will consist of (a) the transfer of all of the assets of the Acquired  Portfolio in exchange for shares of the Acquiring  Portfolio  (the
"Acquiring Portfolio Shares") and (b) the distribution,  after the Closing Date herein referred to, of Acquiring Portfolio Shares to the shareholders of the Acquired Portfolio in liquidation of the Acquired  Portfolio and the subsequent  dissolution of the Acquired
Portfolio.

                                                                 I.

                                            TRANSFER OF ASSETS OF THE ACQUIRED PORTFOLIO
                                             IN EXCHANGE FOR ACQUIRING PORTFOLIO SHARES
                                             AND LIQUIDATION OF THE ACQUIRED PORTFOLIO

1.1        The  Acquired  Portfolio  will  transfer  all of its assets to the  Acquiring  Portfolio  free and clear of all liens and encumbrances,  except as otherwise provided herein, in exchange for (i) the assumption by the Acquiring  Portfolio of the stated accrued and unpaid  liabilities  of the Acquired  Portfolio,  and (ii) delivery by the Acquiring  Portfolio to the
           Acquired  Portfolio,  for  distribution  pro rata by the Acquired  Portfolio to its  shareholders  in proportion to their respective ownership of shares of common stock of the Acquired Portfolio,  as of the close of business on April 30, 2004, or such later date as may be determined by the President of the Fund (the "Closing  Date"),  of a number of the Acquiring
           Portfolio  Shares having an aggregate  net asset value equal to the value of the assets,  less such  liabilities  (herein referred to as the "net value of the assets")  assumed,  assigned and delivered,  all determined as provided in Paragraph
           2.1 hereof and as of a date and time as specified  therein.  Such  transactions  shall take place at the closing provided for in Paragraph 3.1 hereof (the "Closing").  All computations shall be provided by Thrivent  Investment  Management Inc.
           (the "Pricing Agent") for the Acquiring Portfolio and the Acquired Portfolio.

1.2        (a)       The assets of the Acquired  Portfolio to be acquired by the Acquiring  Portfolio shall consist of all property, including,  without limitation,  all cash,  securities and dividends or interest receivables which are owned by the  Acquired  Portfolio  and any deferred or prepaid  expenses  shown as an asset on the books of the Acquired
                     Portfolio on the Closing Date; and

           (b)       In the event that the Acquired Portfolio holds any investments which the Acquiring  Portfolio may not hold, the
                     Acquired Portfolio will dispose of such securities prior to the Closing Date. In addition,  if it is determined that the  portfolios of the Acquired  Portfolio and the Acquiring  Portfolio,  when  aggregated,  would contain investments exceeding certain percentage  limitations imposed upon the Acquiring Portfolio with respect to such investments,  the Acquired Portfolio, if requested by the Acquiring Portfolio,  will dispose of and/or reinvest a sufficient  amount of such  investments  as may be necessary to avoid  violating  such  limitations as of the
                     Closing Date.

1.3        The  Acquiring  Portfolio  shall assume the right to assert all legal  claims  against  third  parties as would have been available to the Acquired Portfolio as of the Closing Date.

1.4        The Acquired  Portfolio  will  liquidate by  distributing  pro rata to the Acquired  Portfolio's  shareholders  of record determined  as of the close of  business on the Closing  Date (the  "Acquired  Portfolio  Shareholders"),  the  Acquiring
           Portfolio Shares it receives  pursuant to paragraph 1.1. Such  liquidation and  distribution  will be accomplished by the transfer of the Acquiring  Portfolio  Shares then  credited to the account of the Acquired  Portfolio on the books of the
           Acquiring  Portfolio  to open  accounts  on the share  records of the  Acquiring  Portfolio  in the name of the  Acquired
           Portfolio  Shareholders  and  representing  the  respective  pro rata number of the Acquiring  Portfolio  Shares due such shareholders.  All issued and outstanding shares of the Acquired  Portfolio will  simultaneously be canceled on the books of the Acquired  Portfolio.  Following the liquidation and distribution,  the Acquired Portfolio shall be dissolved under the laws of the State of Minnesota and in accordance with its governing documents.

                                                                II.

                                                             VALUATION

2.1        The net asset values of the Acquiring  Portfolio  Shares and the net values of the assets and liabilities of the Acquired
           Portfolio to be transferred  shall,  in each case, be determined as of the close of business (4:00 p.m.  Eastern time) on the Closing Date.  The net asset values of the Acquiring  Portfolio  Shares shall be computed by the Pricing Agent in the manner  set forth in the  Fund's  Articles  of  Incorporation  or  By-Laws  and the  Acquiring  Portfolio's  then-current prospectus  and  statement  of  additional  information  and shall be computed in each case to not fewer than two decimal places.  The net values of the assets of the Acquired  Portfolio to be transferred shall be computed by the Pricing Agent by calculating the value of the assets transferred by the Acquired  Portfolio and by subtracting  therefrom the amount of the liabilities  assigned and transferred to and assumed by the Acquiring  Portfolio on the Closing Date, said assets and liabilities  to be valued in the manner set forth in the Acquired  Portfolio's  then current  prospectus and statement of additional information and shall be computed in each case to not fewer than two decimal places.

2.2        The number of Acquiring Portfolio Shares to be issued (including  fractional shares, if any) in exchange for the Acquired
           Portfolio's  assets shall be determined  by dividing the value of the Acquired  Portfolio's  assets less the  liabilities assumed by the Acquiring Portfolio, by the Acquiring Portfolio's net asset value per share.

2.3        All  computations of value shall be made by the Pricing Agent,  in accordance with its regular  practice as Pricing Agent for the Acquired Portfolio and the Acquiring Portfolio, respectively.

                                                                III.

                                                              CLOSING

3.1        All acts taking  place at the  Closing  shall be deemed to take place  simultaneously  as of the close of business on the
           Closing Date unless otherwise provided.

3.2        In the event that on the Valuation Date (a) the New York Stock Exchange  ("NYSE") or another  primary  trading market for portfolio  securities of the Acquiring  Portfolio or the Acquired Portfolio shall be closed to trading or trading thereon shall be  restricted  or (b) trading or the  reporting  of trading on the NYSE or  elsewhere  shall be  disrupted so that accurate appraisal of the value of the net assets of the Acquiring  Portfolio or the Acquired Portfolio is impracticable, the  Closing  Date shall be  postponed  until the first  business  day after the day when  trading  shall have been fully resumed and reporting shall have been restored.

3.3        Portfolio  securities which are not held in book-entry form shall be delivered by the Acquired  Portfolio to State Street
           Bank and Trust Company (the  "Custodian")  for the account of the Acquiring  Portfolio on the Closing Date, duly endorsed in proper form for transfer,  in such condition as to constitute  good delivery.  Portfolio  securities held of record by the Custodian in book-entry  form on behalf of the Acquired  Portfolio  shall be delivered to the Acquiring  Portfolio by the Custodian by recording the transfer of beneficial  ownership  thereof on its records.  Any cash shall be delivered by the Custodian crediting the Acquiring Portfolio's account.

3.4.       The Acquired  Portfolio  will file its final  federal and other tax returns for the period  ending on the Closing Date in accordance  with the Code. At the Closing Date,  all federal and other tax returns and reports of the Acquired  Portfolio required by law then to have been filed prior to the Closing Date shall have been filed,  and all federal and other taxes shown as due on such  returns  shall have been paid so far as due,  or  provision  shall  have been made for the  payment thereof.

                                                                IV.

                                           REGISTRATION STATEMENT and SHAREHOLDER MEETING

4.1        The Fund will prepare and file with the SEC a registration  statement on Form N-14 (the "Registration  Statement") along with any other required or appropriate  filings with respect to the actions  contemplated  hereby. As soon as practicable after the effective date of the  Registration  Statement,  the Acquired  Portfolio shall hold a shareholder  meeting (the
           "Shareholder  Meeting") to consider and approve the  Reorganization  and such other  matters as the Board of Directors of the Fund may determine.

                                                                 V.

                                                       CONDITIONS TO CLOSING

5.1        This Plan shall have been  approved  by the  requisite  vote of the  holders of the  outstanding  shares of the  Acquired
           Portfolio in accordance with the requirements of the 1940 Act, Minnesota law, and the Articles and Bylaws of the Fund.

5.2        On the Closing Date, no action,  suit or other  proceeding  shall be pending before any court or  governmental  agency in which it is sought to restrain  or  prohibit,  or obtain  damages or other  relief in  connection  with the  transactions contemplated herein.

5.3        All  consents  of other  parties  and all other  consents,  orders and  permits of  federal,  state and local  regulatory authorities  (including those of the Commission and of state Blue Sky and securities  authorities,  including "no-action"
           positions of and  exemptive  orders from such federal and state  authorities)  necessary to permit  consummation,  in all material  respects,  of the  Reorganization,  except where failure to obtain any such consent,  order or permit would not involve a risk of a material  adverse  effect on the assets or  properties  of the  Acquiring  Portfolio  or the Acquired
           Portfolio.

5.4        The Registration  Statement shall have become effective under the 1933 Act and the 1940 Act and no stop orders suspending the  effectiveness  thereof shall have been issued and, to the best knowledge of the parties hereto,  no investigation or proceeding for that purpose shall have been instituted or be pending,  threatened or  contemplated  under the 1933 Act or the 1940 Act.

5.5        The Acquired Portfolio shall have distributed to its shareholders,  in a distribution or distributions qualifying for the deduction for dividends paid under Section 561 of the Code, all of its investment  company  taxable income (as defined in
           Section 852(b)(2) of the Code determined without regard to Section  852(b)(2)(D) of the Code) for its taxable year ending on the Closing Date, all of the excess of (i) its interest  income  excludable  from gross income under Section 103(a) of the Code over (ii) its deductions  disallowed under Sections 265 and 171(a)(2) of the Code for its taxable year ending on the Closing Date,  and all of its net capital gain (as such term is used in Sections  852(b)(3)(A)  and (C) of the Code), after reduction by any available capital loss carryforward, for its taxable year ending on the Closing Date.

5.6        The parties  shall have  received a favorable opinion  of _____________,  addressed to the  Acquiring  Portfolio  and the
           Acquired Portfolio, substantially to the effect that for federal income tax purposes:

           (a)       The  transfer of all of the Acquired  Portfolio's  assets in exchange for  Acquiring  Portfolio  Shares and the assumption by the Acquiring  Portfolio of the Assumed  Liabilities of the Acquired  Portfolio will constitute a
                     "reorganization"  within  the  meaning of  Section  368(a) of the Code,  and the  Acquiring  Portfolio  and the
                     Acquired Portfolio are each a "party to a reorganization" within the meaning of Section 368(b) of the Code;

           (b)       No gain or loss will be recognized by the  Acquiring  Portfolio  upon the receipt of the assets of the Acquired
                     Portfolio in exchange for the Acquiring  Portfolio Shares and the assumption by the Acquiring  Portfolio of all of the outstanding liabilities of the Acquired Portfolio;

           (c)       No gain or loss will be  recognized  by the Acquired  Portfolio  upon the transfer of the Acquired  Portfolio's assets to the  Acquiring  Portfolio  in exchange  for  Acquiring  Portfolio  Shares and the  assumption  by the
                     Acquiring  Portfolio of all of the outstanding  liabilities of the Acquired  Portfolio or upon the distribution
                     (whether actual or constructive) of Acquiring Portfolio Shares to Acquired Portfolio's shareholders;

           (d)       No gain or loss will be  recognized  by  shareholders  of the  Acquired  Portfolio  upon the  exchange of their
                     Acquired Portfolio shares for the Acquiring Portfolio Shares;

           (e)       The  aggregate  tax basis for the  Acquiring  Portfolio  Shares  received by each of the  Acquired  Portfolio's shareholders  pursuant  to the  Reorganization  will be the same as the  aggregate  tax  basis of the  Acquired
                     Portfolio shares held by such shareholder  immediately prior to the  Reorganization,  and the holding period of
                     Acquiring  Portfolio  Shares to be received by each  Acquired  Portfolio  shareholder  will  include the period during which the Acquired  Portfolio  shares exchanged  therefor were held by such  shareholder  (provided that such Acquired Portfolio shares were held as capital assets on the date of the Reorganization); and

           (f)       The tax  basis to the  Acquiring  Portfolio  of the  Acquired  Portfolio's  assets  acquired  by the  Acquiring
                     Portfolio will be the same as the tax basis of such assets to the Acquired  Portfolio  immediately prior to the
                     Reorganization,  and the holding  period of the assets of the Acquired  Portfolio in the hands of the Acquiring
                     Portfolio will include the period during which those assets were held by the Acquired Portfolio.

5.7.       Thrivent  Financial for Lutherans and/or one or more of its affiliates shall have agreed to pay the expenses  incurred in connection with the Reorganization, including the expenses of:

           (a)       counsel and independent accountants associated with the Reorganization;

           (b)       printing and mailing the  Prospectus/Proxy  Statement and soliciting proxies in connection with the Shareholder
                     Meeting,

           (c)       any  special  pricing  fees  associated  with  the  valuation  of the  Acquired  Portfolio's  or the  Acquiring
                     Portfolio's portfolio on the Closing Date;

           (d)       expenses associated with preparing and filing the Registration Statement; and

           (e)       registration or  qualification  fees and expenses of preparing and filing such forms,  if any,  necessary under applicable state securities laws to qualify the Acquiring  Portfolio Shares to be issued in connection with the
                     Reorganization.

APPENDIX B

                          LB Series Fund, Inc.

                               Prospectus

                              April 30, 2003

                          Mid Cap Growth Portfolio

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

                             Table of Contents
                                                                PAGE

            Mid Cap Growth Portfolio...........................

            Fees and Expenses of the Portfolio.................

            Management.........................................
                Investment Adviser.............................
                Advisory Fees..................................
                Personal Securities Investments................

            The Separate Accounts and the Retirement Plans.....

            Pricing of Fund Shares.............................

            Tax Matters........................................

            Other Securities and Investment Practices..........

            Financial Highlights...............................

Mid Cap Growth Portfolio

Investment Objective

The investment objective of the Mid Cap Growth Portfolio is to achieve long-term growth of capital by investing primarily in a professionally managed diversified portfolio of common stocks of companies with medium market capitalizations.

Principal Strategies

The Mid Cap Growth Portfolio tries to increase the long-term value of your investment by investing in common stocks of companies with medium market capitalizations. Under normal market conditions, the Mid Cap Growth Portfolio invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in companies with market capitalizations similar to those companies included in widely known mid cap indices such as the Russell MidCap
Growth Index and the S&P MidCap 400/Barra Growth Index at the time of the
Portfolio's investment. Should Thrivent Financial determine that the Fund would benefit from reducing the percentage of invested assets form 80% to a lesser amount, you will be notified at least 60 days prior to such a change.

Thrivent Financial for Lutherans ("Thrivent Financial"), the Portfolio's
investment adviser, uses both fundamental and technical investment research techniques to determine what stocks to buy and sell. Thrivent Financial focuses on companies that have a strong record of earnings growth or show good prospects for growth in sales and earnings and also considers the trends in the market as a whole.

The Mid Cap Growth Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

Principal Risks

The Mid Cap Growth Portfolio's principal risks are the risks generally of stock investing. They include the risk of sudden and unpredictable drops in the value of the market as a whole and periods of lackluster performance. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling.
The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment.

Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities,  especially over the short term.  Growth  stock  prices  reflect  projections  of future  earnings or revenues,  and if a company's  earnings or revenues fall short of  expectations, its stock price may fall dramatically.

In addition, medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies.
These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

For these and other reasons, the Mid Cap Growth Portfolio may underperform other stock Portfolios (such as large company stock Portfolios) when stocks of medium-sized companies are out of favor.

The success of the Portfolio's investment strategy depends significantly on
Thrivent Financial's skill in assessing the potential of the securities in which the Portfolio invests. Shares of the Mid Cap Growth Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Mid Cap Growth Portfolio cannot be certain that it will achieve its objective.

Defining Terms

Fundamental investment analysis
Fundamental investment analysis generally involves assessing a company's or security's value based on factors such as sales, assets, markets, management, products and services, earnings, and financial structure.

Technical analysis
Technical analysis generally involves studying trends and movements in a security's price, trading volume, and other market-related factors in an attempt to discern patterns.

Volatility and Performance

The bar chart and table shown below provide an indication of the risks of investing in the Mid Cap Growth Portfolio by showing changes in the
Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for a one-year period and since inception compared to a broad-based securities market index.

The bar chart and table  include  the  effects of  Portfolio  expenses,  but not charges or deductions against your variable  contract,  and assume that you sold your investment at the end of the period. Because shares of the Portfolio may be purchased only through variable life insurance and variable  annuity  contracts, you should carefully review the variable contract  prospectus for information on applicable  charges and  expenses.  If the charges and  deductions  against your variable contract were included, returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future. The Mid Cap Growth Portfolio commenced operations on January 30, 1998.

                                    [CHART]

YEAR-BY-YEAR TOTAL RETURN

 1999    2000    2001    2002
------  ------  ------  -------
49.64%  13.37%  -19.74% -26.09%

Best Quarter:   Q4 '99  +34.13%
Worst Quarter:  Q1 '01  -24.04%

          AVERAGE ANNUAL TOTAL RETURNS
       (Periods ending December 31, 2002)

                                         Since
                                       Inception
                             1 Year    (1/30/98)
Mid Cap Growth Portfolio     -26.09%       2.39%
------------------------------------------------
S&P MidCap 400 Index         -14.51%       6.93%
------------------------------------------------
Russell MidCap Growth Index* -27.41%      -1.49%
------------------------------------------------

The S&P MidCap 400 Index is an unmanaged index comprised of 400 stocks designed to represent performance of the mid-cap segment of the U.S. equity markets.

The Russell MidCap Growth Index is an unmanaged index comprised of those
Russell MidCap Index companies with higher price-to-book ratios and higher forecasted growth values, specifically the 800 smallest companies within the top 1,000 of the Russell 3000 Index. The Russell 3000 Index is comprised of the
3,000 largest U.S. companies based on market capitalization and is designed to represent the performance of about 98% of the U.S. equity market.

* Because the Russell MidCap Growth Index is a more accurate reflection of the companies in which the Portfolio invests, it will be used to compare performance of the Portfolio rather than the S&P MidCap 400 Index.

Fees and Expenses of the Portfolio

Like any investor, you pay certain fees and expenses related to your investments. Annual Portfolio and operating expenses are paid from Portfolio assets so they directly impact the share price. The following tables describe the fees and expenses that you may pay if you buy and hold shares of the
Portfolio. Note that the expenses shown in the tables are only at the Portfolio level. If you own a variable annuity or variable life contract, you will incur additional expenses at the variable account level such as a mortality and expense risk charge. Please refer to the appropriate variable account prospectus for more information on fees and expenses associated with variable products.

SHAREHOLDER FEES
(fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases  N/A
-----------------------------------------------------
Maximum Deferred Sales Charge (Load)              N/A
-----------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends                                         N/A
-----------------------------------------------------
Redemption Fee                                    N/A
-----------------------------------------------------
Exchange Fee                                      N/A
-----------------------------------------------------

ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Fund assets)

Management Fees                                   0.40%
-------------------------------------------------------
Other Expenses                                    0.05%
-------------------------------------------------------
Total Portfolio Annual Expenses                   0.45%
-------------------------------------------------------

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                  1      3        5        10
                                 Year   Years    Years    Years
---------------------------------------------------------------
Mid Cap Growth Portfolio          $46    $144     $252     $567
---------------------------------------------------------------

Management

INVESTMENT ADVISER
Thrivent Financial, 625 Fourth Avenue South, Minneapolis, Minnesota 55415,
serves as investment adviser for each of the Portfolios of LB Series Fund, Inc
("the Fund"). Thrivent Financial and its affiliates have been in the investment advisory business since 1986 and managed approximately $57.2 billion in assets as of December 31, 2002, including approximately $10.7 billion in mutual fund assets.

Thrivent Financial provides investment research and supervision of the assets for Mid Cap Growth Portfolio.

Thrivent Financial and the Fund have received an exemptive order from the
Securities and Exchange Commission ("SEC") that permits Thrivent Financial and the Fund, with the approval of the Fund's Board of Directors, to retain a subadviser for the Portfolio, or subsequently change the subadviser, without submitting the investment subadvisory agreement, or material amendments to the agreement, to a vote of the shareholders of the Portfolio. Thrivent Financial will notify variable contract owners in the event that it adds a subadviser or changes the identity of the subadviser of the Portfolio.

PORTFOLIO MANAGERS

Brian L. Thorkelson and Andrea J. Thomas, CFA serve as portfolio co-managers of the Mid Cap Growth Portfolio.

Mr. Thorkelson has served as the portfolio manager of the Mid Cap Growth
Portfolio since its inception in 1998. Mr. Thorkelson has been with Thrivent
Financial since 1987.

Ms. Thomas has served as the portfolio manager of the Mid Cap Growth Portfolio since November 2003, and she served as an associate portfolio manager of the
Portfolio from 1997 to 2002.  Ms. Thomas has been with Thrivent Financial since
1993 and has served as a portfolio manager since 2002.

ADVISORY FEES

Thrivent Financial receives an investment management fee for the Mid Cap Growth
Portfolio. The fee is a daily charge equal to the annual rate of a percentage of average daily net assets of the Portfolio. The advisory fee paid by the Mid Cap
Growth Portfolio for 2002 as an annualized percentage of average net assets was
..40%.

PERSONAL SECURITIES INVESTMENTS

Personnel of Thrivent Financial may invest in securities for their own account pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions. Transactions in securities that may be held by the Portfolio are permitted, subject to compliance with applicable provisions under the code of ethics.

The Separate Accounts And The Retirement Plans

Shares in the Fund are currently sold, without sales charges, only to:

 o Separate accounts of Thrivent Financial and Thrivent Life Insurance Company
   ("Thrivent Life"), which are used to fund benefits of variable life insurance and variable annuity contracts (each a "variable contract") issued by
   Thrivent Financial and Thrivent Life; and

 o Retirement plans sponsored by Thrivent Financial.

A Prospectus for the variable contract describes how the premiums and the assets relating to the variable contract may be allocated among one or more of the subaccounts that correspond to the Portfolios of the Fund. Participants in the retirement plans should consult retirement plan documents for information on how to invest.

As a result of differences in tax treatment and other considerations, a conflict could arise between the interests of the variable contract owners and the interest of plan participants with respect to their investments in the
Fund. The Fund's Board of Directors will monitor events in order to identify the existence of any material irreconcilable conflicts and to determine what action if any, should be taken in response to any such conflicts.

Pricing of Fund Shares

The Portfolio determines its net asset value ("NAV") on each day the New York
Stock Exchange ("NYSE") is open for business, or any other day as required under the rules of the Securities and Exchange Commission. The NYSE is currently closed on New Year's Day, Martin Luther King, Jr. Day, Presidents
Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day
and Christmas Day. The calculation normally is made as of the close of regular trading of the NYSE (currently 4:00 p.m. Eastern time) after the Portfolio has declared any applicable dividends. Because foreign securities markets are open on different days from U.S. markets, there may be instances when the value of the
Portfolio's investment in foreign securities changes on days when you are not able to purchase or redeem shares.

The Mid Cap Growth Portfolio determines its NAV by adding the value of Portfolio assets, subtracting the Portfolio's liabilities, and dividing the result by the number of outstanding shares. The NAV for the Portfolio varies with the value of its investments. The Portfolio values its securities using market quotations, other than short-term debt securities maturing in less than 60 days, which are valued using amortized costs, and securities for which market quotations are not readily available, which are valued at fair value.

The Fund has authorized Thrivent Financial and one or more other entities to accept orders from participants in the retirement plans. The separate accounts and the retirement plans each place an order to buy or sell shares of the
Portfolio each business day. The amount of the order is based on the aggregate instructions from owners of the variable annuity contracts or the participants in the retirement plans. Orders placed before the close of the NYSE on a given day by the separate accounts, the retirement plans, or participants in the retirement plans result in share purchases and redemptions at the NAV calculated as of the close of the NYSE that day.

Tax Matters

Since you do not own shares of the Fund directly, any transaction relating to either your variable contract or retirement plan results in tax consequences at that level. Please refer to the tax discussion the in applicable account prospectus or your retirement plan documents for more information.

Under existing tax law, dividends or capital gains distributions from the
Portfolio are not currently taxable to holders of variable annuity contracts when left to accumulate within a variable contract. Depending on the variable contract, withdrawals from the contract may be subject to ordinary income tax and, in addition, to a 10% penalty tax on withdrawals before age 59.

Other Securities And Investment Practices

The principal investment strategies and risk factors of the Portfolio are outlined beginning on page B-3. The Portfolio may also invest in other securities and engage in other practices. Below are brief discussions of some of these securities, other practices in which the Portfolio may engage, and their associated risks.

Repurchase Agreements. The Portfolio may buy securities with the understanding that the seller will buy them back with interest at a later date. If the seller is unable to honor its commitment to repurchase the securities, the Portfolio could lose money.

When-Issued Securities. The Portfolio may invest in securities prior to their date of issue. These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year. In addition, no income will be earned on these securities until they are actually delivered.

Zero Coupons. The Portfolio may invest in zero coupon securities. A zero coupon security is a debt security that is purchased and traded at discount to its face value because it pays no interest for some or all of its life. Interest, however, is reported as income to the Portfolio that has purchased the security and the Portfolio is required to distribute to shareholders an amount equal to the amount reported. Those distributions may require the Portfolio to liquidate securities at a disadvantageous time.

Industry Exposure. The Portfolio may invest up to (but not more than) 25% of its assets in the securities of a single industry. To the extent that the Portfolio invests in a particular industry, it will be exposed to the unique risks associated with that industry. As of the date of this Prospectus, the Portfolio did not hold securities of any company primarily engaged in the alcohol, gaming, or tobacco industries. The Portfolio is not prohibited from investing in these industries, however, and may hold such securities from time to time in the future.

Foreign Securities. The Portfolio may invest in foreign securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. These risks are usually higher in less developed countries. The Portfolio may use foreign currencies and related instruments to hedge its foreign investments.

Foreign securities also may be more difficult to resell than comparable U.S.
securities because the markets for foreign securities are less efficient. Even where a foreign security increases in price in its local currency, the appreciation may be diluted by the negative effect of exchange rates when the security's value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

International Exposure. The Portfolio may have some international exposure in its investments. Many U.S. companies in which the Portfolio may invest generate significant revenues and earnings from abroad. As a result, these companies and the prices of their securities may be affected by weaknesses in global and regional economies and the relative value of foreign currencies to the U.S.
dollar. These factors, taken as a whole, could adversely affect the price of
Fund shares.

Emerging Markets Exposure. The Portfolio may have some emerging markets exposure.
Emerging market countries have historically experienced, and may continue to experience, certain economic problems. These may include high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of debt, balance of payments and trade difficulties, and extreme poverty and unemployment.

Restricted And Illiquid Securities. The Portfolio may invest to a limited extent in restricted or illiquid securities. Any securities that are thinly traded or whose resale is restricted can be difficult to sell at a desired time and price. Some of these securities are new and complex, and trade only among institutions. The markets for these securities are still developing and may not function as efficiently as established markets. Owning a large percentage of restricted or illiquid securities could hamper the Portfolio's ability to raise cash to meet redemptions. Also, because there may not be an established market price for these securities, the Portfolio may have to estimate their value, which means that their valuation (and, to a much smaller extent, the valuation of the Portfolio) may have a subjective element.

Securities Lending. The Portfolio may seek additional income by lending securities to qualified institutions. By reinvesting any cash collateral it receives in these transactions, the Portfolio could realize additional gains or losses. If the borrower fails to return the securities and the invested collateral has declined in value, the Portfolio could lose money.

Derivatives. The Portfolio may invest in derivatives. Derivatives, a category that includes options and futures, are financial instruments whose value derives from another security, an index or a currency. The Portfolio may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives for hedging its positions in foreign securities. The
Portfolio may also use derivatives for speculation (investing for potential income or capital gain).

While hedging can guard against potential risks, it adds to the Portfolio's expenses and can eliminate some opportunities for gains. There is also a risk that a derivative intended as a hedge may not perform as expected.

The main risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.

With some derivatives, whether used for hedging or speculation, there is also the risk that the counterparty may fail to honor its contract terms, causing a loss for the Portfolio. In addition, suitable derivative investments for hedging or speculative purposes may not be available.

High-Yield Bonds. The Portfolio may invest in high-yield bonds. High-yield bonds are debt securities rated below BBB by S&P or Baa by Moody's. To the extent that the Portfolio invests in high-yield bonds, it takes on certain risks:

o The risk of a bond's issuer defaulting on principal or interest payments is greater than on higher quality bonds.

o Issuers of high-yield bonds are less secure financially and are more likely to be hurt by interest rate increases and declines in the health of the issuer or the economy.

Bonds. The value of any bonds held by the Portfolio is likely to decline when interest rates rise; this risk is greater for bonds with longer maturities. A less significant risk is that a bond issuer could default on principal or interest payments, possibly causing a loss for the Portfolio.

Short-Term Trading. The investment strategy for the Portfolio at times may include short-term trading. While the Portfolio ordinarily does not trade securities for short-term profits, it will sell any security at any time it believes best, which may result in short-term trading. Short-term trading can increase the Portfolio's transaction costs.

Initial Public Offering. The Portfolio may engage in initial public offerings
(IPOs) of securities. IPOs issued by unseasoned companies with little or no operating history are risky and their prices are highly volatile, but they can result in very large gains in their initial trading. Thus, when the Portfolio's size is smaller, any gains from IPOs will have an exaggerated impact on the
Portfolio's reported performance than when the Portfolio is larger. Attractive
IPOs are often oversubscribed and may not be available to the Portfolio, or only in very limited quantities. There can be no assurance that a Portfolio will have favorable IPO investment opportunities.

Securities Ratings. When fixed-income securities are rated by one or more independent rating agencies, the Portfolio uses these ratings to determine bond quality. Investment grade bonds are those that are rated within or above the
BBB major rating category by S&P or the Baa major rating category by Moody's, or unrated but considered of equivalent quality by the Portfolio's adviser.
High-yield bonds are below investment grade bonds in terms of quality.

In cases where a bond is rated in conflicting categories by different rating agencies, the Portfolio may choose to follow the higher rating. If a bond is unrated, the Portfolio may assign it to a given category based on its own credit research. If a rating agency downgrades a security, the Portfolio will determine whether to hold or sell the security, depending on all of the facts and circumstances at that time.

Defensive Investing. In response to market, economic, political, or other conditions, the Portfolio may invest without limitation in cash, preferred stocks, or investment-grade debt securities for temporary defensive purposes.
If the Portfolio does this, different factors could affect the Portfolio's performance and it may not achieve its investment objective.

Financial Highlights

The financial highlights table for the Portfolio is intended to help you understand the Portfolio's financial performance for the past five years or, if shorter, the period of the Portfolio's operations. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). All per share amounts have been rounded to the nearest cent.
The returns do not reflect any charges that would normally occur at the separate account level. This information has been audited by
PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Portfolio's financial statements, are included in the Annual Report for the fiscal year ended December 31, 2002, which is available upon request.

                                                                     Mid Cap Growth Portfolio
---------------------------------------------------- ---------------------------------------------------------
                                                        Year       Year       Year       Year       Period
                                                       Ended      Ended      Ended      Ended        Ended
For a share outstanding throughout each period (a)   12/31/2002 12/31/2001 12/31/2000 12/31/1999 12/31/1998(f)
--------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                    $13.04     $17.59     $16.62     $11.13     $10.00

Income from Investment Operations:
Net investment income/(loss)                                 -       0.01       0.07       0.02       0.04
Net realized and unrealized gain/(loss) on
 investments (b)                                        (3.39)     (3.39)       2.24       5.49       1.13
Total from Investment Operations                        (3.39)     (3.38)       2.31       5.51       1.17

Less Distributions from:
Net investment income                                   (0.02)     (0.07)          -     (0.02)     (0.04)
Net realized gains on investments                            -     (1.10)     (1.34)          -          -
Total Distributions                                     (0.02)     (1.17)     (1.34)     (0.02)     (0.04)
Net Asset Value, End of period                           $9.63     $13.04     $17.59     $16.62     $11.13

Total return (c)                                      (26.09)%   (19.74)%     13.37%     49.64%     11.62%
Net assets, end of period (in millions)                 $348.8     $537.9     $588.6     $271.7      $95.7
Ratio of expenses to average net assets (d)              0.40%      0.40%      0.40%      0.40%      0.40%
Ratio of net investment income/(loss) to average
 net assets (d)                                        (0.06)%      0.12%      0.49%      0.26%      0.64%
Portfolio turnover rate                                    51%       121%       117%       148%       125%

If the adviser had not reimbursed expenses and the Portfolio had not received credits for fees paid indirectly the ratios would have been:
Ratio of expenses to average net assets (d,e)            0.45%
Ratio of net investment loss to average net
 assets (d,e)                                           (0.11)%

(a) All per share amounts have been rounded to the nearest cent.
(b) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(c) Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.
(d) Computed on an annualized basis for periods less than one year.
(e) Prior period ratios not calculated due to a contractual arrangement between the Portfolios and the Advisor to reimburse all expenses in excess of Advisory fees.
(f) Since Portfolio inception, January 30, 1998.

The Statement of Additional Information which is incorporated by reference into this Prospectus contains additional information about the Fund and its
Portfolios. Additional information about the Portfolios' investments is available in the Fund's annual and semi-annual reports for variable products.
In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the performance of each of the Portfolios during their last fiscal year. You may request a free copy of the Statement of Additional Information, the annual report, or the semi-annual report, or you may make additional requests or inquiries by calling 1-800-847-4836. You also may review and copy information about the Portfolios (including the Statement of Additional Information) at the
Public Reference Room of the Securities and Exchange Commission in Washington,
DC. You may get more information about the Public Reference Room by calling
1-202-942-8090. You also may get information about the Portfolios on the EDGAR database at the SEC web site (www.sec.gov) and copies of the information may be obtained, upon payment of a duplicating fee, by writing the Public Reference
Section of the SEC, Washington, DC 20549-6009, or by sending an e-mail to:
publicinfo@sec.gov.

1940 Act File No. 811-4603

APPENDIX C

                          Mid Cap Growth Portfolio Management's Discussion and Financial Highlights
                                        From Annual Report Dated December 31, 2003

Mid Cap Growth Portfolio

[PHOTO OMITTED: BRIAN L. THORKELSON AND ANDREA J. THOMAS]

Brian L. Thorkelson (left), and Andrea J. Thomas (right), Portfolio
Co-Managers The Mid Cap Growth Portfolio seeks long-term growth of capital by investing primarily in a diversified portfolio of common stocks of companies with medium market capitalizations.

Mid-cap growth style investments produced outstanding returns for the
12-month period ended December 31, 2003. The Mid Cap Growth Portfolio posted a 35.92% total return, which was in line with the 35.59% return posted by its previous market benchmark, the S&P MidCap 400 Index, while the Portfolio's current market benchmark, the Russell Midcap
Growth Index, returned 42.71%. The Portfolio's Lipper, Inc., peer group of similar mid-cap growth stocks returned 36.59%. Because the
Russell Midcap Growth Index is a more accurate reflection of the companies in which the Portfolio invests, it will be used to compare performance of the Portfolio, rather than the S&P MidCap 400 Index.

The Year of the Micro Cap

In a year of impressive gains across many sectors and all market capitalization segments, 2003 will go down as the year of the micro caps. These smallest of the small-caps, the under-$500-million stocks, eagerly rode the wave of economic recovery to remarkable gains.

Following a three-year period of negative returns, the markets began an upward turn in March of 2003. Investors simultaneously began to gain a comfort level with prospects for economic growth and the viability of many technology sector companies. These companies, which were trading at a level reflective of those expected to go out of business, suddenly rallied and garnered outstanding returns for the remainder of the year.

Most institutional investors, however, did not participate in this rally as they typically eschew these low-quality stocks. Of those who had endured micro cap exposure in recent years, most were eager to limit their exposure to this higher risk market capitalization segment-despite the micro caps' growing momentum.

While the Mid Cap Growth Portfolio's underweighted stance with regard to micro caps did adversely affect its returns, the Portfolio nonetheless participated in the growth sector's rally and produced impressive gains for mid-cap investors. Several strong-performing sectors and individual stocks led the way in achieving the 35.92%
average return.

An overweighted position in the high-flying information technology sector helped pace the Portfolio. Positive stock selection in the semiconductor, software, and materials (including metals/mining and chemical industries) were responsible for significant growth. In addition to the Portfolio's underweighted stance on lower quality micro caps, the Portfolio was adversely affected by negative stock selection in the energy, industrials, construction and engineering sectors. The Portfolio's benchmark carried a heavier concentration of the high-flying micro-cap companies and no cash position, which largely explains its higher overall return.

[GRAPHIC OMITTED: TOP INDUSTRIES]

Top Industries

Information Technology                 29.3%
Consumer Discretionary                 20.2%
Health Care                            19.0%
Industrials                             9.5%
Financials                              7.9%
Energy                                  4.8%
Materials                               2.3%
Communications Services                 1.5%
Utilities                               0.8%
Consumer Staples                        0.8%

[GRAPHIC PIE CHART OMITTED: PORTFOLIO COMPOSITION (% OF PORTFOLIO)]

Portfolio Composition
(% of Portfolio)

Short Term Investments              3.9%
Common Stocks                      96.1%

Top 10 Holdings
(% of Portfolio)

Univision Communications, Inc.                    0.9%
Gilead Sciences, Inc.                             0.8%
Coach, Inc.                                       0.8%
Gentex Corporation                                0.8%
Microchip Technology, Inc.                        0.7%
Omnicare, Inc.                                    0.7%
Bed Bath & Beyond, Inc.                           0.7%
Investors Financial Services Corporation          0.7%
UTStarcom, Inc.                                   0.7%
Staples, Inc.                                     0.6%

These common stocks represent 7.4% of the total investment portfolio.

Footnote reads:

Quoted Top Industries, Portfolio Composition and Top 10 Holdings are
subject to change and percentages shown exclude securities held as collateral for securities loaned. The list of Top 10 Holdings excludes
Short Term Investments.

                            Portfolio Facts
                           December 31, 2003

Net Assets                  $478,842,255            NAV          $13.08
NAV -- High+          12/1/2003-- $13.18
NAV -- Low+            3/11/2003-- $8.94
Number of Holdings: 331          + For the year ended December 31, 2003

             Average Annual Total Returns /1/
                   December 31, 2003
                                                From
                                           Inception
1 Year                5-Year               1/30/1998
-----------------------------------------------------------
35.92%                 6.47%                   7.41%

Outlook

Overall, we view 2004 with more optimism than many industry observers.
Although we agree with the prevailing opinion that returns of more than 30% will likely not be repeated in 2004, we do believe economic conditions could still foster strong growth. Many companies are still in an ideal growth position due to reduced leverage, resulting from low interest rates and leaner operating costs, which are a byproduct of the recent recession.

Because these conditions bode well for the growth sectors of the economy, we will keep cash levels low and continue to ride the trends that are working. We will actively seek stocks in healthcare, telecommunications and some of the consumer segments, including broadcasting. While technology appears to be extended, we will look for value in that sector as well as in the market-sensitive (as opposed to interest-rate sensitive) financials. While December ushered in a more normalized return pattern with regard to micro caps, we have taken steps to mitigate the Portfolio's risk and increase its exposure to smaller cap stocks.

We believe mid-caps offer an attractive investment option in 2004.
With many divergent opinions about short-term economic prospects, mid-caps offer growth potential similar to that of small-caps, while maintaining risk characteristics similar to large-caps.

[GRAPHIC WORM CHART OMITTED: VALUE OF A $10,000 INVESTMENT]

Value of a $10,000 Investment /1/
                                         Russell       S&P
                         Mid Cap         MidCap        MidCap       Consumer
                         Growth          Growth        400          Price
  Date                   Portfolio       Index**       Index*       Index***
------------------------------------------------------------------------------
   January 18, 1998        10,000        10,000        10,000        10,000
               1998        10,732        10,940        10,019        10,829
               1998        11,132        11,399        10,037        11,317
               1998        11,224        11,554        10,056        11,523
               1998        10,650        11,078        10,074        11,005
               1998        10,968        11,392        10,087        11,074
               1998        10,457        10,904        10,099        10,645
               1998         8,344         8,823        10,111         8,664
               1998         8,868         9,490        10,124         9,472
               1998         9,393        10,189        10,149        10,319
               1998        10,084        10,876        10,149        10,834
               1999        11,162        12,003        10,142        12,143
               1999        11,588        12,362        10,167        11,670
               1999        10,939        11,758        10,179        11,059
               1999        11,624        12,413        10,210        11,368
               1999        12,050        12,978        10,285        12,265
               1999        11,920        12,811        10,285        12,318
               1999        12,843        13,706        10,285        12,977
               1999        12,704        13,269        10,316        12,702
               1999        12,487        13,131        10,340        12,266
               1999        12,453        13,020        10,390        11,888
               1999        13,387        14,026        10,408        12,493
               1999        14,357        15,479        10,415        13,149
               2000        16,704        18,159        10,415        13,931
               2000        16,493        18,155        10,439        13,538
               2000        20,549        21,972        10,501        14,486
               2000        20,047        21,995        10,588        15,698
               2000        18,689        19,860        10,594        15,150
               2000        17,859        18,412        10,600        14,961
               2000        19,007        20,366        10,662        15,181
               2000        18,586        19,076        10,681        15,420
               2000        20,821        21,953        10,693        17,142
               2000        20,590        20,880        10,749        17,025
               2000        19,689        19,451        10,767        16,447
               2000        17,733        15,224        10,774        15,206
               2001        18,936        16,026        10,767        16,369
               2001        19,025        16,941        10,835        16,734
               2001        16,177        14,011        10,879        15,779
               2001        14,383        12,006        10,903        14,606
               2001        16,328        14,007        10,947        16,217
               2001        16,313        13,941        10,996        16,594
               2001        16,189        13,948        11,015        16,527
               2001        15,554        13,008        10,984        16,281
               2001        14,564        12,065        10,984        15,749
               2001        12,616        10,071        11,033        13,790
               2001        13,550        11,129        10,996        14,400
               2001        14,654        12,328        10,978        15,471
               2002        15,198        12,796        10,934        16,270
               2002        14,733        12,381        10,959        16,186
               2002        14,118        11,679        11,003        16,205
               2002        14,925        12,570        11,064        17,364
               2002        14,435        11,905        11,126        17,283
               2002        14,065        11,549        11,126        16,991
               2002        12,770        10,275        11,132        15,748
               2002        11,481         9,277        11,145        14,222
               2002        11,397         9,244        11,182        14,294
               2002        10,574         8,510        11,201        13,143
               2002        11,254         9,169        11,228        13,712
               2002        12,062         9,887        11,228        14,504
               2003        11,234         9,289        11,204        13,908
               2003        11,076         9,198        11,253        13,502
               2003        10,971         9,118        11,340        13,181
               2003        11,108         9,288        11,408        13,291
               2003        11,915         9,920        11,383        14,256
               2003        12,958        10,875        11,365        15,436
               2003        13,162        11,030        11,377        15,633
               2003        13,162        11,030        11,377        15,633
               2003        13,562        11,424        11,389        16,188
               2003        14,284        12,053        11,433        16,921
               2003        13,787        11,820        11,470        16,662
               2003        14,888        12,772        11,458        17,922
               2003        15,163        13,114        11,427        18,546
  December 31, 2003       $15,270       $13,257       $11,414       $18,859

Footnotes read:

*   The S&P MidCap 400 Index is an index that represents the average performance of a group of 400 medium capitalization
    stocks. It is not possible to invest directly in the
    Index. The performance of the Index does not reflect
    deductions for fees, expenses or taxes.

**  The Russell Midcap Growth Index is an index comprised of those
    Russell Midcap Index companies with higher
    price-to-book ratios and higher forecasted growth
    values, specifically the 800 smallest companies within
    the top 1,000 of the Russell 3000 Index. The Russell
    3000 Index is comprised of the 3,000 largest U.S.
    companies based on market capitalization and is
    designed to represent the performance of about 98% of
    the U.S. equity market. It is not possible to invest
    directly in these Indexes. The performance of these
    indexes does not reflect deductions for fees, expenses
    or taxes. The composition of the Russell Midcap Growth
    Index serves as a better reflection of the Portfolio's
    investment strategy than does the S&P MidCap 400 Index.

*** The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of
    products and services, including housing, electricity,
    food and transportation. It is not possible to invest
    directly in the Index.

/1/ Past performance is not an indication of future results.
    Annualized total returns represent past performance and
    reflect changes in share prices, the reinvestment of
    all dividends and capital gains, and the effects of
    compounding. Investment return and principal value will
    fluctuate, and shares, when redeemed, may be worth more
    or less than their original cost. At various times, the
    Portfolio's adviser reimbursed and/or paid non-advisory
    Portfolio expenses. Had the adviser not done so, the
    Portfolio's total returns would have been lower. The
    returns shown do not reflect charges and expenses
    imposed on contract holders by the variable accounts.
    Those charges and expenses reduce the returns received
    by contract holders as compared to the returns
    presented. For additional information, refer to your
    variable contract prospectus which can be obtained from
    your registered representative or by calling (800)
    Thrivent. Please read your prospectus carefully.

LB Series Fund, Inc.
Financial Highlights

                                                         Mid Cap Growth Portfolio
-------------------------------------------------------------------------------------------------------------------------------
                                                   Year              Year              Year              Year              Year
For a share outstanding                           Ended             Ended             Ended             Ended             Ended
throughout each period (a)                   12/31/2003        12/31/2002        12/31/2001        12/31/2000        12/31/1999
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                               $9.63            $13.04            $17.59            $16.62            $11.13

Income from Investment Operations
Net investment income/(loss)                         --                --              0.01              0.07              0.02
Net realized and unrealized gain/(loss)
on investments (b)                                 3.45             (3.39)            (3.39)             2.24              5.49
Total from Investment Operations                   3.45             (3.39)            (3.38)             2.31              5.51

Less Distributions from
Net investment income                                --             (0.02)            (0.07)               --             (0.02)
Net realized gain on investments                     --                --             (1.10)            (1.34)               --
Total Distributions                                  --             (0.02)            (1.17)            (1.34)            (0.02)

Net Asset Value, End of period                   $13.08             $9.63            $13.04            $17.59            $16.62

Total return (c)                                  35.92%           (26.09)%          (19.74)%           13.37%            49.64%
Net assets, end of period (in millions)          $478.8            $348.8            $537.9            $588.6            $271.7
Ratio of expenses to average net assets (d)        0.40%             0.40%             0.40%             0.40%             0.40%
Ratio of net investment income/(loss)
to average net assets (d)                         (0.03)%           (0.06)%            0.12%             0.49%             0.26%
Portfolio turnover rate                              79%               51%              121%              117%              148%

If the Adviser had not reimbursed expenses and
the Portfolio had not received credits for fees
paid indirectly the ratios would have been:
Ratio of expenses to average net assets (e)        0.44%             0.45%
Ratio of net investment income/(loss)
to average net assets (e)                         (0.07)%           (0.11)%

(a) All per share amounts have been rounded to the nearest cent.

(b) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.

(c) Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.

(d) Computed on an annualized basis for periods less than one year.

(e) Prior to the year ended December 31, 2002, ratios were not calculated due to a contractual arrangement between the Portfolios and the Adviser to reimburse all expenses in excess of Advisory fees.

APPENDIX D

                                           Opportunity Growth Portfolio
                                            Share Ownership Information

On the record date,  the  directors  and officers of the Fund as a group owned  beneficially  (meaning they had the power  to vote or  direct  the  voting  of)  less  than 1% of the  outstanding  shares  of the  Opportunity  Growth
Portfolio.  To the best knowledge of the Opportunity  Growth  Portfolio,  as of the record date, no person,  except as set forth in the table  below,  owned  beneficially  or of  record 5% or more of the  outstanding  shares of the
Portfolio.

Name and Address                                                                         % of
of Record Owner                                               Shares Owned        Outstanding
---------------------------------------------------------------------------------------------
Thrivent Financial for Lutherans                              1,006,863.69              3.70%
625 Fourth Avenue South
Minneapolis, MN  55415

Thrivent  Financial for Lutherans - AAL Variable  Annuity       172,385.15               .63%
Account I
625 Fourth Avenue South
Minneapolis, MN 55415

Thrivent  Financial for Lutherans - AAL Variable  Annuity        20,196.72               .08%
Account II
625 Fourth Avenue South
Minneapolis, MN 55415

Thrivent  Financial for  Lutherans - LB Variable  Annuity        14,356,865.24         52.72%
Account I
625 Fourth Avenue South
Minneapolis, MN 55415

Thrivent  Financial for Lutherans - LB Variable Insurance         1,710,362.99          6.28%
Account I
625 Fourth Avenue South
Minneapolis, MN 55415

Thrivent  Financial  for  Lutherans  - Thrivent  Variable           954,042.75          3.50%
Annuity Account I
625 Fourth Avenue South
Minneapolis, MN 55415

Thrivent  Financial  for  Lutherans  - Thrivent  Variable            12,979.24           .05%
Life Account I
625 Fourth Avenue South
Minneapolis, MN 55415

Thrivent Life Insurance  Company - LBVIP Variable Annuity         7,846,115.32         28.81%
Account I
625 Fourth Avenue South
Minneapolis, MN 55415

Thrivent  Life   Insurance   Company  -  LBVIP   Variable         1,152,191.52          4.23%
Insurance Account
625 Fourth Avenue South
Minneapolis, MN 55415

APPENDIX E

                                             Mid Cap Growth Portfolio
                                            Share Ownership Information

On the record  date,  the  directors  and  officers of the Fund as a group owned  beneficially  less than 1% of the outstanding  shares of the Mid Cap Growth Portfolio.  To the best knowledge of the Mid Cap Growth Portfolio,  as of the record date, no person,  except as set forth in the table below,  owned beneficially or of record 5% or more of the outstanding shares of the Mid Cap Portfolio.

Name and Address                                                          % of
of Record Owner                                      Shares Owned       Outstanding
-----------------------------------------------------------------------------------
Thrivent Financial for Lutherans                     1,026,132.81             2.76%
625 Fourth Avenue South
Minneapolis, MN  55415

Thrivent   Financial   for   Lutherans   -  AAL        354,842.12              .96%
Variable Annuity Account I
625 Fourth Avenue South
Minneapolis, MN 55415

Thrivent   Financial   for   Lutherans   -  AAL         36,528.41              .10%
Variable Annuity Account II
625 Fourth Avenue South
Minneapolis, MN 55415

Thrivent  Financial for Lutherans - LB Variable     20,263,889.08            54.54%
Annuity Account I
625 Fourth Avenue South
Minneapolis, MN 55415

Thrivent  Financial for Lutherans - LB Variable      1,461,797.74             3.93%
Insurance Account I
625 Fourth Avenue South
Minneapolis, MN 55415

Thrivent  Financial  for  Lutherans  - Thrivent      2,763,492.57             7.44%
Variable Annuity Account I
625 Fourth Avenue South
Minneapolis, MN 55415

Thrivent  Financial  for  Lutherans  - Thrivent         30,127.80              .08%
Variable Life Account I
625 Fourth Avenue South
Minneapolis, MN 55415

Thrivent   Life   Insurance   Company  -  LBVIP     10,263,522.32            27.62%
Variable Annuity Account I
625 Fourth Avenue South
Minneapolis, MN 55415

Thrivent   Life   Insurance   Company  -  LBVIP        954,465.12             2.57%
Variable Insurance Account
625 Fourth Avenue South
Minneapolis, MN 55415

[Outside back cover of proxy and prospectus]

The  following   documents  contain  additional   information  about  the  Opportunity  Growth  Portfolio  and  are incorporated  into this proxy  statement and  prospectus by  reference.  To obtain copies of the documents  without charge write to the LB Series Fund, Inc. at 625 Fourth Avenue South, Minneapolis, MN 55415 or call 1-800-847-4836.

o        The prospectus the Opportunity Growth Portfolio dated April 30, 2003, as supplemented.
o        The Statement of Additional Information of the Opportunity Growth Portfolio dated April 30, 2003.
o        Management's  Discussion of Fund Performance and the Financial  Highlights with respect to the Opportunity
         Growth Portfolio from the Annual Report for the Opportunity Growth Portfolio dated December 31, 2003.

The following  documents  contain  additional  information  about the Mid Cap Growth Portfolio and are incorporated into this proxy statement and prospectus by reference.

o        The prospectus of the Mid Cap Growth  Portfolio dated April 30, 2003, as  supplemented,  accompanies  this proxy statement and prospectus as Appendix B.
o        The Statement of Additional Information of the Mid Cap Growth Portfolio dated April 30, 2003.
o        Management's  Discussion  of Fund  Performance  and the Financial  Highlights  with respect to the Mid Cap
         Growth  Portfolio  from the  Annual  Report for the Mid Cap  Growth  Portfolio  dated  December  31,  2003 accompanies this proxy statement and prospectus as Appendix C.
o        The Statement of Additional  Information  relating to this proxy  statement and prospectus  dated March 3,
         2004.

To obtain  copies of the above  documents,  without  charge,  write to LB Series  Fund,  Inc. at 625 Fourth  Avenue
South, Minneapolis, Minnesota 55415 or call 1-800-847-4836.

The above documents  relating to the Opportunity  Growth Portfolio and the Mid Cap Growth Portfolio have been filed with the  Securities  and Exchange  Commission  (the "SEC"),  and you may obtain  copies by accessing the SEC's Web site at  http://www.sec.gov.  For a prescribed  fee, you may obtain  copies of these  documents by sending an email request to  publicinfo@sec.gov  or writing to the Public Reference Room, U.S.  Securities and Exchange  Commission,
450 5th Street, NW, Room 1300, Washington, D.C. 20549.

1940 Act File No. 811-4603

                             STATEMENT OF ADDITIONAL INFORMATION

                                        MARCH 3, 2004

                                ACQUISITION OF THE ASSETS OF
                                OPPORTUNITY GROWTH PORTFOLIO
                                          Series of
                                    LB SERIES FUND, INC.
                                   625 Fourth Avenue South
                                Minneapolis, Minnesota 55415
                                       1-800-847-4836

                              BY AND IN EXCHANGE FOR ASSETS OF
                                  MID CAP GROWTH PORTFOLIO

                                          Series of
                                    LB SERIES FUND, INC.
                                   625 Fourth Avenue South
                                Minneapolis, Minnesota 55415
                                       1-800-847-4836

This Statement of Additional Information is not a prospectus but should be read in conjunction with the Proxy Statement and Prospectus dated March 3, 2004 for the Special
Meeting of Shareholders to be held on April 7, 2004.  The Proxy Statement and Prospectus describes the proposed Plan of Reorganization between the Opportunity Growth Portfolio and the Mid Cap Growth Portfolio (each a "Portfolio" and collectively the "Portfolios"), each a series of LB Series Fund, Inc., which provides that  shares of the Opportunity Growth
Portfolio will be exchanged for shares of the Mid Cap Growth Portfolio.

Copies of the Proxy Statement and Prospectus may be obtained at no charge by writing to LB
Series Fund, Inc., 625 Fourth Avenue South, Minneapolis, Minnesota 55415 or by calling
1-800-847-4836.  Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Proxy Statement and
Prospectus.

This Statement of Additional Information consists of this cover page and the following documents:

1.  The Statement of Additional Information dated April 30, 2003 of LB Series Fund,
    Inc., included in Post-Effective Amendment No. 28 to the Registration Statement on Form
    N-1A of LB Series Fund, Inc. previously filed via EDGAR on April 28, 2003 (SEC File No.
    033-03677), and incorporated by reference herein.

2.  The audited financial statements of the Opportunity Growth Portfolio and Mid Cap
    Growth Portfolio included in the Annual Report of LB Series Fund, Inc. for the fiscal year ended December 31, 2003, previously filed via EDGAR on Form N-CSR on February 24,
    2004 (SEC file No. 811-04603), and incorporated by reference herein.

3.  The pro forma financial statements of the Mid Cap Growth Portfolio giving effect to the proposed reorganization.

Statement of Assets and Liabilities
as of December 31, 2003

                                                        Opportunity           Mid Cap     Pro-Forma   Pro- Forma
                                                     Growth Portfolio   Growth Portfolio  Adjustments  Combined

Assets
Investments in unaffiliated issuers at cost               $287,474,737   $461,496,297                $748,971,034
Investments at value                                       336,162,921    542,130,965                 878,293,886

Cash                                                            18,695          6,814                      25,509
Dividends and Interest Receivable                               98,615        135,398                     234,013
Receivable for investments sold                              4,848,329      1,012,448                   5,860,777
Receivable for fund shares sold                                125,612        193,383                     318,995
Receivable from affiliate                                       22,633         21,500                      44,133
Prepaid expense                                                  5,518          7,293                      12,811
------------------------------------------------------------------------------------------------------------------
 Total Assets                                              341,282,323    543,507,801                 884,790,124
==================================================================================================================

Liabilities
Payable for investment purchased                             3,519,808      3,049,472                   6,569,280
Accrued expenses                                                22,477         21,244                      43,721
Payable upon return of securities loaned                    68,864,208     61,382,607                 130,246,815
Payable for fund shares redeemed                                28,486        212,223                     240,709
------------------------------------------------------------------------------------------------------------------
Total Liabilities                                           72,434,979     64,665,546                 137,100,525
==================================================================================================================

Net Assets
Capital stock                                              361,554,726    568,934,033                 930,488,759
Undistributed net realized gain (loss)                   (141,395,566)  (170,726,446)                (312,122,012)
Net unrealized appreciation/depreciation on                 48,688,184     80,634,668                 129,322,852
investments
------------------------------------------------------------------------------------------------------------------
Total Net Assets                                          $268,847,344   $478,842,255                $747,689,599
==================================================================================================================

Capital Shares Outstanding                                  27,180,130     36,600,498  (6,630,677)/1/  57,149,951
==================================================================================================================

Net Asset Value Per Share                                        $9.89         $13.08                      $13.08
==================================================================================================================

/1/ The adjustment is necessary to reflect capital shares outstanding post-reorganization.

Statement of Operations
For the year ended December 31, 2003

                                        Opportunity          Mid Cap
                                          Growth             Growth     Pro-Forma    Pro-Forma
                                         Portfolio          Portfolio   Adjustments   Combined

Investment Income
Dividends                                    $723,532       $1,254,278              $1,977,810
Interest                                      100,921          197,808                 298,729
Income from securities loaned                  17,690           16,770                  34,460
Foreign dividend withholding                  (4,435)          (4,375)                 (8,810)
-----------------------------------------------------------------------------------------------
     Total Investment  Income                 837,708        1,464,481               2,302,189
===============================================================================================

Expenses
Advisor fee                                   889,490        1,589,011               2,478,501       (1)
Administrative Service and Pricing             39,464           39,285     $152,139    230,888       (2)
Fees
Audit and Legal Fees                           20,633           23,200     (18,833)     25,000       (3)
Custody fees                                   58,900           55,759     (47,659)     67,000       (4)
Printing and postage                           47,207           41,460     (28,667)     60,000       (5)
Director fees and insurance expenses           10,235           13,830          935     25,000       (6)
Other expenses                                  2,852            3,325        1,323      7,500       (7)
-----------------------------------------------------------------------------------------------
     Total Expenses Before                  1,068,781        1,765,870       59,238  2,893,889
       Reimbursement
===============================================================================================

Less:
     Fees paid indirectly                       (138)            (292)          430          0
     Reimbursement from Advisor             (179,153)        (176,567)      355,720          0
-----------------------------------------------------------------------------------------------

     Total Net Expenses                       889,490        1,589,011      415,388  2,893,889
===============================================================================================

Net Investment Income/(Loss)                $(51,782)       $(124,530)   $(415,388) $(591,700)
===============================================================================================

Average Net Assets                        222,372,393      397,252,860              619,625,253

Net Expense Ratio                          0.40%           0.40%                      0.47%

Gross Expense Ratio                        0.48%           0.44%                      0.47%

(1) assumes 0.40% advisory fee.
(2) assumes fund accounting fees of $40,000 and $5,000 in pricing fees and 3 basis point admin fee.
(3) assumes $15,000 for audit and tax services and $10,000 for legal.
(4) assumes 1/20th of a basis point for custody and $5 trading fee.
(5) assumes current printing and postage rate multiplied by number of pages.
(6) assumes combined expenses of existing funds adjusted for slight increase.
(7) assumes combined expenses of existing funds adjusted for slight increase.

                               LB Series Fund Mid Cap Growth Portfolio
                           Schedule of Investments as of December 31, 2003

                                                             LB Series Fund -     LB Series Fund -
                                                              Mid Cap Growth     Opportunity Growth
 Pro-Forma
Pro-Forma               Portfolio                                                     Portfolio
 Combined                                        Combined
   Shares   Common Stock - 96.3%                   Value     Shares     Value     Shares     Value
   Communications Services - 1.6%
     24,900 Commonwealth Telephone Enterprises,   $939,975          0        $0     24,900  $939,975
            Inc.
     20,600 EMS Technologies, Inc.                 423,124          0         0     20,600   423,124
     37,800 IDT Corporation                        874,314          0         0     37,800   874,314
     11,900 Millicom Internation Cellular SA       831,810          0         0     11,900   831,810
     80,400 Nextel Communications, Inc.          2,256,024     80,400 2,256,024          0         0
    163,500 Nextel Partners, Inc.                2,199,075    163,500 2,199,075          0         0
    216,400 Time Warner Telecom, Inc.            2,192,132    137,400 1,391,862     79,000   800,270
     37,800 United States Cellular Corporation   1,341,900     37,800 1,341,900          0         0
      8,500 Vimpel Communications                  624,750          0         0      8,500   624,750
      Total Communications Services             11,683,104            7,188,861            4,494,243

   Consumer Discretionary - 18.8%
     35,233 99 CENTS Only Stores                   959,395     14,300   389,389     20,933   570,006
    100,300 Abercrombie & Fitch Company          2,478,413    100,300 2,478,413          0         0
     16,500 Action Performance Companies, Inc.     323,400          0         0     16,500   323,400
     18,600 Advance Auto Parts, Inc.             1,514,040     18,600 1,514,040          0         0
    103,200 Alliance Gaming Corporation          2,543,880     65,600 1,617,040     37,600   926,840
     19,000 Amazon.com, Inc.                     1,000,160     19,000 1,000,160          0         0
    110,800 American Eagle Outfitters, Inc.      1,817,120     82,600 1,354,640     28,200   462,480
     19,300 Applebee's International, Inc.         757,911     19,300   757,911          0         0
      8,600 AutoZone, Inc.                         732,806      8,600   732,806          0         0
     72,800 Bed Bath & Beyond, Inc.              3,155,880     72,800 3,155,880          0         0
     25,800 Best Buy Company, Inc.               1,347,792     25,800 1,347,792          0         0
     88,800 Boyd Gaming Corporation              1,433,232     88,800 1,433,232          0         0
     35,050 Brinker International, Inc.          1,162,258     35,050 1,162,258          0         0
     21,300 Buffalo Wild Wings, Inc.               552,735          0         0     21,300   552,735
     18,000 CarMax, Inc.                           556,740     18,000   556,740          0         0
    100,300 Cheesecake Factory, Inc.             4,416,208     62,950 2,771,688     37,350 1,644,520
     90,550 Chico's FAS, Inc.                    3,345,823     61,300 2,265,035     29,250 1,080,788
     23,300 China Yuchai International, Ltd.       712,980          0         0     23,300   712,980
     22,812 Christopher & Banks Corporation        445,518          0         0     22,812   445,518
    124,900 Coach, Inc.                          4,714,975    100,100 3,778,775     24,800   936,200
     23,500 Columbia Sportswear Company          1,280,750          0         0     23,500 1,280,750
     62,300 Cost Plus, Inc.                      2,554,300     12,700   520,700     49,600 2,033,600
     36,500 Cox Radio, Inc.                        920,895     36,500   920,895          0         0
     48,193 Cumulus Media, Inc.                 $1,060,246          0        $0     48,193$1,060,246
     19,200 D.R. Horton, Inc.                      830,592     19,200   830,592          0         0
     60,000 Dollar Tree Stores, Inc.             1,803,600     60,000 1,803,600          0         0
     10,900 E.W. Scripps Company                 1,026,126     10,900 1,026,126          0         0
     16,900 eBay, Inc.                           1,091,571     16,900 1,091,571          0         0
     31,900 EchoStar Communications Corporation  1,084,600     31,900 1,084,600          0         0
     18,300 Emmis Communications Corporation       495,015          0         0     18,300   495,015
     23,100 Entercom Communications Corporation  1,223,376     23,100 1,223,376          0         0
     51,800 Ethan Allen Interiors, Inc.          2,169,384          0         0     51,800 2,169,384
     28,600 Family Dollar Stores, Inc.           1,026,168     28,600 1,026,168          0         0
     14,700 Fred's, Inc.                           455,406          0         0     14,700   455,406
     11,500 Garmin, Ltd.                           626,520     11,500   626,520          0         0
     24,600 Genesco, Inc.                          372,198          0         0     24,600   372,198
    105,700 Gentex Corporation                   4,667,712     83,500 3,687,360     22,200   980,352
     66,400 Getty Images, Inc.                   3,328,632     24,800 1,243,224     41,600 2,085,408
     16,000 Gildan Activewear Inc.                 494,080          0         0     16,000   494,080
     40,000 GTECH Holdings Corporation           1,979,600     25,800 1,276,842     14,200   702,758
     78,800 Gymboree Corporation                 1,357,724     78,800 1,357,724          0         0
     40,720 Harley-Davidson, Inc.                1,935,422     40,720 1,935,422          0         0
     48,000 Harman International Industries, Inc.3,551,040     41,600 3,077,568      6,400   473,472
     13,500 Harrah's Entertainment, Inc.           671,895     13,500   671,895          0         0
     33,600 Hibbett Sporting Goods, Inc.         1,001,280          0         0     33,600 1,001,280
     82,637 Insight Enterprises, Inc.            1,553,576          0         0     82,637 1,553,576
     48,226 InterActiveCorp                      1,636,308     48,226 1,636,308          0         0
     82,400 International Game Technology        2,941,680     82,400 2,941,680          0         0
     31,500 J. Jill Group, Inc.                    400,365          0         0     31,500   400,365
     21,900 Jarden Corporation                     598,746          0         0     21,900   598,746
     11,400 Krispy Kreme Doughnuts, Inc.           417,240          0         0     11,400   417,240
     36,600 Lamar Advertising Company            1,365,912     36,600 1,365,912          0         0
     19,500 Leapfrog Enterprises, Inc.             517,335     19,500   517,335          0         0
     10,500 Lennar Corporation                   1,008,000     10,500 1,008,000          0         0
     59,600 Linens 'n Things, Inc.               1,792,768     24,400   733,952     35,200 1,058,816
     38,700 Mandalay Resort Group                1,730,664     38,700 1,730,664          0         0
     36,400 Mattel, Inc.                           701,428     36,400   701,428          0         0
     48,700 May Department Stores Company        1,415,709     48,700 1,415,709          0         0
     18,600 Men's Wearhouse, Inc.                  465,186          0         0     18,600   465,186
     11,900 Meredith Corporation                   580,839          0         0     11,900   580,839
     21,800 Michaels Stores, Inc.                  963,560     21,800   963,560          0         0
     60,600 Oakley, Inc.                           838,704          0         0     60,600   838,704
     18,000 Outback Steakhouse, Inc.               795,780     18,000   795,780          0         0
     38,400 Overstock.com, Inc.                    762,624     38,400   762,624          0         0
     10,800 P.F. Chang's China Bistro, Inc.        549,504     10,800   549,504          0         0
     86,730 Pacific Sunwear of California, Inc.  1,831,738     43,550   919,776     43,180   911,962
     19,300 Panera Bread Company                   762,929          0         0     19,300   762,929
     27,500 Papa John's International, Inc.        917,950          0         0     27,500   917,950
     30,500 Pennsylvania National Gaming, Inc.     703,940          0         0     30,500   703,940
     44,500 PETsMART, Inc.                      $1,059,100     44,500$1,059,100          0        $0
     12,500 Pixar, Inc.                            866,125     12,500   866,125          0         0
     38,600 ProQuest Company                     1,136,770          0         0     38,600 1,136,770
    145,300 Radio One, Inc.                      2,804,290    104,700 2,020,710     40,600   783,580
     24,750 Rent-A-Center, Inc.                    739,530     24,750   739,530          0         0
     38,200 Ross Stores, Inc.                    1,009,626     38,200 1,009,626          0         0
     31,100 Royal Caribbean Cruises, Ltd.        1,081,969     31,100 1,081,969          0         0
      9,700 Ryland Group, Inc.                     859,808          0         0      9,700   859,808
     24,500 Salem Communications Corporation       664,440          0         0     24,500   664,440
     40,200 SBS Broadcasting SA                  1,310,520          0         0     40,200 1,310,520
     22,700 SCP Pool Corporation                   741,836          0         0     22,700   741,836
    103,875 Sonic Corporation                    3,180,652     59,200 1,812,704     44,675 1,367,948
    113,300 Staples, Inc.                        3,093,090    113,300 3,093,090          0         0
     56,700 Starbucks Corporation                1,874,502     56,700 1,874,502          0         0
     18,100 Starcraft Corporation                  588,612          0         0     18,100   588,612
     19,200 Starwood Hotels & Resorts Worldwide,
            Inc.                                   690,624     19,200   690,624          0         0
     31,000 Station Casinos, Inc.                  949,530          0         0     31,000   949,530
     30,300 Steiner Leisure, Ltd.                  433,290          0         0     30,300   433,290
     30,300 Superior Industries International,
            Inc.                                 1,318,656     30,300 1,318,656          0         0
     29,500 Tiffany & Company                    1,333,400     29,500 1,333,400          0         0
    157,200 TiVo, Inc.                           1,163,280    157,200 1,163,280          0         0
     33,200 TJX Companies, Inc.                    732,060     33,200   732,060          0         0
     44,400 Tractor Supply Company               1,726,716     18,700   727,243     25,700   999,473
     16,600 Tuesday Morning Corporation            502,150          0         0     16,600   502,150
     57,400 Tweeter Home Entertainment Group, Inc. 542,430          0         0     57,400   542,430
     45,900 Ultimate Electronics, Inc.             350,217          0         0     45,900   350,217
    107,220 Univision Communications, Inc.       4,255,562    107,220 4,255,562          0         0
     22,500 Weight Watchers International, Inc.    863,325     22,500   863,325          0         0
     15,400 Wendy's International, Inc.            604,296     15,400   604,296          0         0
     53,700 Westwood One, Inc.                   1,837,077     53,700 1,837,077          0         0
     69,400 Wet Seal, Inc.                         686,366          0         0     69,400   686,366
    112,500 Williams-Sonoma, Inc.                3,911,625     88,500 3,077,145     24,000   834,480
     63,400 XM Satellite Radio Holdings, Inc.    1,671,224     35,700   941,052     27,700   730,172
                 Total Consumer Discretionary  140,814,581           96,863,290           43,951,291

   Consumer Staples - 1.0%
     27,500 Chattem, Inc.                          492,250          0         0     27,500   492,250
     12,800 Coca-Cola Bottling Company
            Consolidated                           684,672          0         0     12,800   684,672
     14,700 Constellation Brands, Inc.             484,071          0         0     14,700   484,071
     33,200 Dean Foods Company                   1,091,284     33,200 1,091,284          0         0
     17,200 Estee Lauder Companies                 675,272     17,200   675,272          0         0
     48,100 Performance Food Group Company       1,739,777     29,200 1,056,164     18,900   683,613
     36,500 United Natural Foods, Inc.           1,310,715          0         0     36,500 1,310,715
     15,550 Whole Foods Market, Inc.             1,043,872     15,550 1,043,872          0         0
                    Total Consumer Staples       7,521,913            3,866,592            3,655,321

   Energy - 4.7%
     31,103 Apache Corporation                  $2,522,453     31,103$2,522,453          0        $0
     46,220 BJ Services Company                  1,659,298     46,220 1,659,298          0         0
     23,300 Cal Dive International, Inc.           561,763          0         0     23,300   561,763
     37,000 Chesapeake Energy Corporation          502,460     37,000   502,460          0         0
     11,300 Cooper Cameron Corporation             526,580     11,300   526,580          0         0
     18,500 ENSCO International, Inc.              502,645     18,500   502,645          0         0
     47,100 EOG Resources, Inc.                  2,174,607     47,100 2,174,607          0         0
     17,300 FMC Technologies, Inc.                 403,090     17,300   403,090          0         0
     39,500 Hydril Company                         945,235          0         0     39,500   945,235
    102,400 Lone Star Technologies, Inc.         1,636,352    102,400 1,636,352          0         0
     38,700 Maverick Tube Corporation              744,975          0         0     38,700   744,975
     22,800 McMoran Exploration Company            427,500          0         0     22,800   427,500
     10,200 Murphy Oil Corporation                 666,162     10,200   666,162          0         0
     35,400 Nabors Industries, Ltd.              1,469,100     35,400 1,469,100          0         0
     13,500 National-Oilwell, Inc.                 301,860     13,500   301,860          0         0
     41,300 Newfield Exploration Company         1,839,502     41,300 1,839,502          0         0
     34,600 Noble Corporation                    1,237,988     34,600 1,237,988          0         0
    116,100 OMI Corporation                      1,036,773          0         0    116,100 1,036,773
     36,700 Patterson-UTI Energy, Inc.           1,208,164     36,700 1,208,164          0         0
     23,900 Pioneer Natural Resources Company      763,127     23,900   763,127          0         0
      7,800 Pogo Producing Company                 376,740      7,800   376,740          0         0
     63,300 Pride International, Inc.            1,179,912     24,600   458,544     38,700   721,368
     40,400 Prima Energy Corporation             1,420,464          0         0     40,400 1,420,464
     20,300 Rowan Companies, Inc.                  470,351     20,300   470,351          0         0
     43,680 Smith International, Inc.            1,813,594     43,680 1,813,594          0         0
     27,200 Spinnaker Exploration Company          877,744          0         0     27,200   877,744
     65,900 St. Mary Land & Exploration Company  1,878,150          0         0     65,900 1,878,150
     13,700 Stone Energy Corporation               581,565          0         0     13,700   581,565
     28,300 Tom Brown, Inc.                        912,675          0         0     28,300   912,675
     28,000 Unit Corporation                       659,400          0         0     28,000   659,400
     18,500 Varco International, Inc.              381,655     18,500   381,655          0         0
     45,400 Veritas DGC, Inc.                      475,792          0         0     45,400   475,792
     17,740 Weatherford International, Ltd.        638,640     17,740   638,640          0         0
     26,300 World Fuel Services Corporation        892,885          0         0     26,300   892,885
     61,833 XTO Energy, Inc.                     1,749,874     61,833 1,749,874          0         0
                       Total Energy             35,439,075           23,302,786           12,136,289

   Financials - 7.8%
     40,400 A.G. Edwards, Inc.                   1,463,692     40,400 1,463,692          0         0
     56,600 Affiliated Managers Group, Inc.      3,938,794     28,800 2,004,192     27,800 1,934,602
      3,600 Alexander's, Inc.                      448,776          0         0      3,600   448,776
      8,200 Alexandria Real Estate Equities, Inc.  474,780          0         0      8,200   474,780
     17,900 Ambac Financial Group, Inc.          1,242,081     17,900 1,242,081          0         0
     60,300 Arthur J. Gallagher & Company       $1,959,147     60,300$1,959,147          0        $0
     23,800 Astoria Financial Corporation          885,360          0         0     23,800   885,360
     38,700 Bank of Hawaii Corporation           1,633,140     38,700 1,633,140          0         0
     13,200 Bank of the Ozarks, Inc.               297,132          0         0     13,200   297,132
      7,600 Cathay General Bancorp                 423,168          0         0      7,600   423,168
     36,900 Charles Schwab Corporation             436,896          0         0     36,900   436,896
     22,665 Charter One Financial, Inc.            783,076     22,665   783,076          0         0
     23,467 Countrywide Financial Corporation    1,779,947     23,467 1,779,947          0         0
     92,775 Doral Financial Corporation          2,994,777     59,550 1,922,274     33,225 1,072,503
     68,000 E*TRADE Group, Inc.                    860,200     68,000   860,200          0         0
     41,600 East West Bancorp, Inc.              2,233,088     29,800 1,599,664     11,800   633,424
     50,300 Eaton Vance Corporation              1,842,992     50,300 1,842,992          0         0
      8,400 Everest Re Group, Ltd.                 710,640      8,400   710,640          0         0
     12,800 Federal Agricultural Mortgage
            Corporation                            409,088          0         0     12,800   409,088
     36,400 Financial Federal Corporation        1,112,020          0         0     36,400 1,112,020
     41,725 First Financial Bankshares, Inc.     1,739,932          0         0     41,725 1,739,932
     36,100 First Tennessee National Corporation  1,592,010    36,100 1,592,010          0         0
     29,600 Greater Bay Bancorp                    843,008          0         0     29,600   843,008
     21,500 HCC Insurance Holdings, Inc.           683,700     21,500   683,700          0         0
     12,400 IBERIABANK Corporation                 731,600          0         0     12,400   731,600
     31,300 Investment Technology Group, Inc.      505,495          0         0     31,300   505,495
    117,800 Investors Financial Services
            Corporation                          4,524,698     81,700 3,138,097     36,100 1,386,601
     24,400 Legg Mason, Inc.                     1,883,192     24,400 1,883,192          0         0
     25,300 Moody's Corporation                  1,531,915     25,300 1,531,915          0         0
     69,200 New York Community Bancorp, Inc.     2,633,060     40,000 1,522,000     29,200 1,111,060
     22,100 Novastar Financial, Inc.               949,416          0         0     22,100   949,416
     26,600 PartnerRe, Ltd.                      1,544,130     14,300   830,115     12,300   714,015
     31,700 ProAssurance Corporation             1,019,155          0         0     31,700 1,019,155
     58,000 Providian Financial Corporation        675,120     58,000   675,120          0         0
     20,000 Radian Group, Inc.                     975,000     20,000   975,000          0         0
     15,400 RenaissanceRe Holdings, Ltd.           755,370     15,400   755,370          0         0
     32,300 SWS Group, Inc.                        574,940     32,300   574,940          0         0
     16,200 T. Rowe Price Group, Inc.              768,042     16,200   768,042          0         0
     42,200 TCF Financial Corporation            2,166,970     42,200 2,166,970          0         0
     47,200 Texas Capital Bancshares Inc.          682,606          0         0     47,200   682,606
     38,200 Union Planters Corporation           1,202,918     38,200 1,202,918          0         0
     49,800 W.R. Berkley Corporation             1,740,510     18,750   655,312     31,050 1,085,198
     13,700 WFS Financial, Inc.                    581,702          0         0     13,700   581,702
     30,000 Willis Group Holdings, Ltd.          1,022,100     30,000 1,022,100          0         0
     19,000 Wintrust Financial Corporation         856,900          0         0     19,000   856,900
                        Total Financials        58,112,283           37,777,846           20,334,437

   Health Care - 19.3%
     29,925 Accredo Health, Inc.                   945,929          0         0     29,925   945,929
     18,550 Advanced Neuromodulation Systems, Inc. 852,929          0        $0     18,550  $852,929
     41,700 AdvancePCS, Inc.                     2,195,922     41,700 2,195,922          0         0
     16,800 Advisory Board Company                 586,488          0         0     16,800   586,488
     13,400 Aetna, Inc.                            905,572     13,400   905,572          0         0
     47,700 Alexion Pharmaceuticals, Inc.          811,854          0         0     47,700   811,854
     73,600 Align Technology, Inc.               1,215,872          0         0     73,600 1,215,872
     29,900 Alkermes, Inc.                         403,650          0         0     29,900   403,650
     21,000 Allergan, Inc.                       1,613,010     21,000 1,613,010          0         0
     46,400 American Medical Systems Holdings,
            Inc.                                 1,011,520          0         0     46,400 1,011,520
     27,400 AmerisourceBergen Corporation        1,538,510     27,400 1,538,510          0         0
     28,002 Anthem, Inc.                         2,100,150     28,002 2,100,150          0         0
     53,100 Applera Corporation (Celera Genomics   738,621     53,100   738,621          0         0
            Group)
     10,400 Applied Biosystems Group               215,384     10,400   215,384          0         0
     44,100 ArthroCare Corporation               1,080,450          0         0     44,100 1,080,450
     26,350 Barr Pharmaceuticals, Inc.           2,027,632     26,350 2,027,632          0         0
     63,220 Biogen Idec, Inc.                    2,325,232     63,220 2,325,232          0         0
     84,567 Biomet, Inc.                         3,079,084     84,567 3,079,084          0         0
     20,200 Biosite Diagnostics, Inc.              584,790          0         0     20,200   584,790
     48,300 Biovail Corporation                  1,037,967     48,300 1,037,967          0         0
     26,200 Boston Scientific Corporation          963,112     26,200   963,112          0         0
     14,400 Britesmile, Inc.                       365,328          0         0     14,400   365,328
    100,300 Bruker BioSciences Corporation         456,365          0         0    100,300   456,365
     10,100 C.R. Bard, Inc.                        820,625     10,100   820,625          0         0
     93,800 Caliper Technologies Corporation       617,204          0         0     93,800   617,204
     59,300 Candela Corporation                  1,078,074          0         0     59,300 1,078,074
    183,500 Caremark Rx, Inc.                    4,648,055    113,600 2,877,488     69,900 1,770,567
     50,500 Celgene Corporation                  2,273,510     34,900 1,571,198     15,600   702,312
     36,700 Cell Genesys, Inc.                     474,898          0         0     36,700   474,898
     12,200 Cephalon, Inc.                         590,602     12,200   590,602          0         0
     16,100 Cerner Corporation                     609,385          0         0     16,100   609,385
     19,100 Charles River Laboratories             655,703     19,100   655,703          0         0
            International, Inc.
     30,600 Chiron Corporation                   1,743,894     30,600 1,743,894          0         0
     61,200 Community Health Systems, Inc.       1,626,696     32,600   866,508     28,600   760,188
     92,100 Conceptus, Inc.                        978,102          0         0     92,100   978,102
     20,700 Covance, Inc.                          554,760          0         0     20,700   554,760
     35,400 Coventry Health Care, Inc.           2,282,946     27,700 1,786,373      7,700   496,573
    117,000 Cytyc Corporation                    1,609,920     42,200   580,672     74,800 1,029,248
     26,300 Datascope Corporation                  942,855          0         0     26,300   942,855
     34,400 DaVita, Inc.                         1,341,600          0         0     34,400 1,341,600
     44,800 Dendrite International, Inc.           702,016          0         0     44,800   702,016
     51,800 Dentsply International, Inc.         2,339,806     51,800 2,339,806          0         0
     21,300 Digene Corporation                     854,130          0         0     21,300   854,130
     46,900 Diversa Corporation                    433,825          0         0     46,900   433,825
    246,800 Elan Corporation plc ADR            $1,700,452    246,800$1,700,452          0        $0
     53,300 EPIX Medical, Inc.                     867,724          0         0     53,300   867,724
     25,300 Express Scripts, Inc.                1,680,679     25,300 1,680,679          0         0
     29,500 First Health Group Corporation         574,070     29,500   574,070          0         0
     67,600 First Horizon Pharmaceutical           757,120          0         0     67,600   757,120
            Corporation
     26,400 Fisher Scientific International,     1,092,168     26,400 1,092,168          0         0
            Inc.
     17,600 Flamel Technologies SP ADR             471,504          0         0     17,600   471,504
     22,860 Forest Laboratories, Inc.            1,412,748     22,860 1,412,748          0         0
     13,400 Galen Holdings plc                     696,787          0         0     13,400   696,787
     22,900 Gen-Probe, Inc.                        835,163     22,900   835,163          0         0
     27,300 Genzyme Corporation                  1,346,982     27,300 1,346,982          0         0
     65,800 Gilead Sciences, Inc.                3,825,612     65,800 3,825,612          0         0
     59,075 Health Management Associates, Inc.   1,417,800     59,075 1,417,800          0         0
     13,000 Henry Schein, Inc.                     878,540     13,000   878,540          0         0
    100,700 Human Genome Sciences, Inc.          1,334,275    100,700 1,334,275          0         0
     48,300 Inspire Pharmaceuticals, Inc.          683,928          0         0     48,300   683,928
     29,300 Integra Life Sciences Holdings         838,859          0         0     29,300   838,859
            Corporation
     19,700 InterMune, Inc.                        456,252          0         0     19,700   456,252
     24,800 IntraBiotics Pharmaceuticals, Inc.     399,280          0         0     24,800   399,280
     30,800 Inverness Medical Innovations, Inc.    670,824          0         0     30,800   670,824
     14,600 Invitrogen Corporation               1,022,000     14,600 1,022,000          0         0
     20,800 IVAX Corporation                       496,704     20,800   496,704          0         0
     26,100 KOS Pharmaceuticals, Inc.            1,123,344          0         0     26,100 1,123,344
     37,200 Kyphon, Inc.                           923,676          0         0     37,200   923,676
     63,700 Laboratory Corporation of America    2,353,715     63,700 2,353,715          0         0
            Holdings
     81,100 Lexicon Genetics, Inc.                 477,679          0         0     81,100   477,679
     29,700 LifePoint Hospitals, Inc.              874,665          0         0     29,700   874,665
     40,200 Lincare Holdings, Inc.               1,207,206     40,200 1,207,206          0         0
     54,600 Manor Care, Inc.                     1,887,522     54,600 1,887,522          0         0
     21,900 Martek Biosciences Corporation       1,422,843          0         0     21,900 1,422,843
     30,200 Medicines Company                      889,692          0         0     30,200   889,692
     30,000 Medicis Pharmaceutical Corporation   2,139,000     30,000 2,139,000          0         0
     64,800 MedImmune, Inc.                      1,645,920     64,800 1,645,920          0         0
     11,400 MGI PHARMA, Inc.                       469,110          0         0     11,400   469,110
     16,500 Mid Atlantic Medical Services, Inc.  1,069,200     16,500 1,069,200          0         0
     41,000 Millennium Pharmaceuticals, Inc.       765,470     41,000   765,470          0         0
     58,600 MIM Corporation                        411,958          0         0     58,600   411,958
     51,900 Mylan Laboratories, Inc.             1,310,994     51,900 1,310,994          0         0
     28,000 Nastech Pharmaceutical Company         268,800          0         0     28,000   268,800
    116,100 Nektar Therapeutics                  1,580,121    116,100 1,580,121          0         0
     49,500 NeoPharm, Inc.                         906,840          0         0     49,500   906,840
     37,400 Neurocrine Biosciences, Inc.         2,039,796     11,900   649,026     25,500 1,390,770
     31,200 Noven Pharmaceuticals, Inc.            474,552          0         0     31,200   474,552
     37,600 NPS Pharmaceuticals, Inc.            1,155,824          0         0     37,600 1,155,824
     21,537 Odyssey Healthcare, Inc.              $630,173          0        $0     21,537  $630,173
     78,900 Omnicare, Inc.                       3,186,771     78,900 3,186,771          0         0
     37,600 Onyx Pharmaceuticals, Inc.           1,061,448          0         0     37,600 1,061,448
     31,200 OSI Pharmaceuticals, Inc.            1,004,952          0         0     31,200 1,004,952
     12,400 Patterson Dental Company               795,584     12,400   795,584          0         0
     24,300 Pharmaceutical Product Development,    655,371          0         0     24,300   655,371
            Inc.
     15,000 Pharmaceutical Resources, Inc.         977,250     15,000   977,250          0         0
     47,000 PolyMedica Corporation               1,236,570          0         0     47,000 1,236,570
     41,200 Priority Healthcare Corporation        993,332          0         0     41,200   993,332
    119,800 Protein Design Labs, Inc.            2,144,420     81,200 1,453,480     38,600   690,940
     62,825 Province Healthcare Company          1,005,200          0         0     62,825 1,005,200
     11,100 Quest Diagnostics, Inc.                811,521     11,100   811,521          0         0
     47,400 Regeneron Pharmaceuticals, Inc.        697,254          0         0     47,400   697,254
     13,200 ResMed, Inc.                           548,328     13,200   548,328          0         0
     80,500 Select Medical Corporation           1,310,540          0         0     80,500 1,310,540
     69,400 Shire Pharmaceuticals Group plc      2,016,070     69,400 2,016,070          0         0
     18,400 Sola International, Inc.               345,920          0         0     18,400   345,920
     49,600 St. Jude Medical, Inc.               3,042,960     49,600 3,042,960          0         0
     11,800 Stryker Corporation                  1,003,118     11,800 1,003,118          0         0
     21,300 Sunrise Senior Living, Inc.            825,162          0         0     21,300   825,162
     27,500 SurModics, Inc.                        657,250          0         0     27,500   657,250
     12,800 Taro Pharmaceutical Industries, Ltd.   825,600          0         0     12,800   825,600
     22,000 TECHNE Corporation                     831,160     22,000   831,160          0         0
     35,200 Teva Pharmaceutical Industries, Ltd. 1,996,192     35,200 1,996,192          0         0
     18,200 Trimeris, Inc.                         381,836          0         0     18,200   381,836
     36,000 Varian Medical Systems, Inc.         2,487,600     36,000 2,487,600          0         0
     15,800 VistaCare, Inc.                        555,370          0         0     15,800   555,370
     89,100 VISX, Inc.                           2,062,665     70,900 1,641,335     18,200   421,330
     26,500 Watson Pharmaceuticals, Inc.         1,219,000     26,500 1,219,000          0         0
     20,400 WellPoint Health Networks, Inc.      1,978,596     20,400 1,978,596          0         0
     26,900 Wilson Greatbatch Technologies, Inc. 1,137,063         0         0     26,900 1,137,063
     33,500 Zimmer Holdings, Inc.                2,358,400     33,500 2,358,400          0         0
     21,100 Zoll Medical Corporation               748,628          0         0     21,100   748,628
                       Total Health Care       144,622,679           91,145,797           53,476,882

   Industrials - 9.2%
     18,600 Actuant Corporation                    673,320          0         0     18,600   673,320
     42,750 Alliant Techsystems, Inc.            2,469,240     42,750 2,469,240          0         0
     31,000 American Power Conversion Corporation  757,950     31,000   757,950          0         0
     22,600 American Standard Companies, Inc.    2,275,820     22,600 2,275,820          0         0
     18,200 American Woodmark Corporation        1,001,910          0         0     18,200 1,001,910
     58,100 AMR Corporation                        752,395          0         0     58,100   752,395
     35,250 Apollo Group, Inc.                   2,397,000     35,250 2,397,000          0         0
      8,900 Apollo Group, Inc. (University of      613,477      8,900   613,477          0         0
            Phoenix Online)
     24,500 Aramark Corporation                   $671,790     24,500  $671,790          0        $0
     48,800 Atlantic Coast Airlines Holdings, Inc. 483,120          0         0     48,800   483,120
     18,400 Bright Horizons Family Solutions, Inc. 772,800          0         0     18,400   772,800
    112,500 C.H. Robinson Worldwide, Inc.        4,264,875     62,900 2,384,539     49,600 1,880,336
     60,200 Career Education Corporation         2,412,214     49,900 1,999,493     10,300   412,721
     51,566 ChoicePoint, Inc.                    1,964,149     29,700 1,131,273     21,866   832,876
     15,300 Cintas Corporation                     766,989     15,300   766,989          0         0
     71,750 Copart, Inc.                         1,183,875          0         0     71,750 1,183,875
     34,000 Corinthian Colleges, Inc.            1,889,040     18,800 1,044,528     15,200   844,512
     64,500 Corporate Executive Board Company    3,010,215     39,300 1,834,131     25,200 1,176,084
     40,100 CoStar Group, Inc.                   1,671,368          0         0     40,100 1,671,368
     20,700 Danaher Corporation                  1,899,225     20,700 1,899,225          0         0
     30,000 DeVry, Inc.                            753,900     30,000   753,900          0         0
     28,200 Education Management Corporation       875,328     28,200   875,328          0         0
     78,300 EGL, Inc.                            1,374,948     78,300 1,374,948          0         0
     39,550 Engineered Support Systems, Inc.     2,177,622          0         0     39,550 2,177,622
     53,860 Expeditors International of          2,028,368     53,860 2,028,368          0         0
            Washington, Inc.
     60,500 Fastenal Company                     3,021,370     60,500 3,021,370          0         0
     38,700 Fluor Corporation                    1,534,068     38,700 1,534,068          0         0
     62,800 Forward Air Corporation              1,727,000          0         0     62,800 1,727,000
     13,300 Genesee and Wyoming, Inc.              418,950          0         0     13,300   418,950
     21,400 ITT Educational Services, Inc.       1,005,158     10,900   511,973     10,500   493,185
      8,200 ITT Industries, Inc.                   608,522      8,200   608,522          0         0
     22,700 J.B. Hunt Transport Services, Inc.     613,127     22,700   613,127          0         0
     32,600 Jacobs Engineering Group, Inc.       1,565,126     24,400 1,171,444      8,200   393,682
     50,300 L-3 Communications Holdings, Inc.    2,583,408     50,300 2,583,408          0         0
     57,700 Manpower, Inc.                       2,716,516     57,700 2,716,516          0         0
     13,800 Mercury Computer Systems, Inc.         343,620          0         0     13,800   343,620
     19,300 Mueller Industries, Inc.               663,148          0         0     19,300   663,148
     41,700 Navigant Consulting, Inc.              786,462          0         0     41,700   786,462
     12,800 Navistar International Corporation     612,992     12,800   612,992          0         0
      7,700 Old Dominion Freight Line              262,416          0         0      7,700   262,416
      6,600 PACCAR, Inc.                           561,792      6,600   561,792          0         0
     55,900 Pall Corporation                     1,499,797     55,900 1,499,797          0         0
     52,900 Robert Half International, Inc.      1,234,686     52,900 1,234,686          0         0
     17,300 Rockwell Automation, Inc.              615,880     17,300   615,880          0         0
     27,900 Roto-Rooter, Inc.                    1,286,190          0         0     27,900 1,286,190
     18,600 SPX Corporation                      1,093,866     18,600 1,093,866          0         0
     47,700 Stericycle, Inc.                     2,227,590     23,300 1,088,110     24,400 1,139,480
     56,900 Stewart & Stevenson Services, Inc.     799,445          0         0     56,900   799,445
     27,100 Swift Transportation Company, Inc.     569,642     27,100   569,642          0         0
     57,600 TeleTech Holdings, Inc.                650,880          0         0     57,600   650,880
     10,300 W.W. Grainger, Inc.                    488,117     10,300   488,117          0         0
     20,100 Wabash National Corporation            588,930          0         0     20,100   588,930
                        Total Industrials       69,219,636           45,803,309           23,416,327

   Information Technology - 31.2%
    202,100 3Com Corporation                    $1,651,157    202,100$1,651,157          0        $0
     49,725 Activision, Inc.                       904,995          0         0     49,725   904,995
     44,100 Acxiom Corporation                     818,937          0         0     44,100   818,937
     66,600 Adobe Systems, Inc.                  2,617,380     66,600 2,617,380          0         0
     48,000 ADTRAN, Inc.                         1,488,000     22,400   694,400     25,600   793,600
     31,900 Advanced Energy Industries, Inc.       830,995          0         0     31,900   830,995
     75,700 Advanced Fibre Communications, Inc.  1,525,355     25,400   511,810     50,300 1,013,545
     27,700 Advent Software, Inc.                  482,811          0         0     27,700   482,811
     80,050 Aeroflex, Inc.                         935,784          0         0     80,050   935,784
     42,400 Affiliated Computer Services, Inc.   2,309,104     42,400 2,309,104          0         0
     70,000 Agile Software Corporation             693,000          0         0     70,000   693,000
     36,100 Akamai Technologies, Inc.              388,075          0         0     36,100   388,075
    116,700 Alliance Fiber Optic Products, Inc.    197,223          0         0    116,700   197,223
     69,600 Altera Corporation                   1,579,920     69,600 1,579,920          0         0
     32,700 Altiris, Inc.                        1,192,896          0         0     32,700 1,192,896
    134,900 Amdocs, Ltd.                         3,032,552    134,900 3,032,552          0         0
     36,100 Amkor Technology, Inc.                 657,381     36,100   657,381          0         0
     14,700 Amphenol Corporation                   939,771     14,700   939,771          0         0
     21,700 Analog Devices, Inc.                   990,605     21,700   990,605          0         0
     26,100 Applied Films Corporation              861,822          0         0     26,100   861,822
    126,400 Applied Micro Circuits Corporation     755,872          0         0    126,400   755,872
    197,400 Ariba, Inc.                            592,200    197,400   592,200          0         0
    224,100 Arris Group, Inc.                    1,622,484    224,100 1,622,484          0         0
     20,400 Ask Jeeves, Inc.                       369,648          0         0     20,400   369,648
     33,500 ASM International NV                   678,040          0         0     33,500   678,040
     50,400 ASML Holding NV ADR                  1,010,520     50,400 1,010,520          0         0
     42,400 Asyst Technologies, Inc.               735,640          0         0     42,400   735,640
     22,500 ATMI, Inc.                             520,650          0         0     22,500   520,650
     26,500 August Technology Corporation          491,575          0         0     26,500   491,575
     29,900 Avid Technology, Inc.                1,435,200          0         0     29,900 1,435,200
     34,300 Avocent Corporation                  1,252,636          0         0     34,300 1,252,636
    112,800 BEA Systems, Inc.                    1,387,440    112,800 1,387,440          0         0
     51,200 BISYS Group, Inc.                      761,856     51,200   761,856          0         0
    106,900 BMC Software, Inc.                   1,993,685    106,900 1,993,685          0         0
     46,000 Broadcom Corporation                 1,568,140     46,000 1,568,140          0         0
     50,500 Brooks Automation, Inc.              1,220,585          0         0     50,500 1,220,585
     95,200 Business Objects SA ADR              3,300,584     55,700 1,931,119     39,500 1,369,465
     90,000 Cable Design Technologies Corporation  809,100          0         0     90,000   809,100
     54,800 CACI International, Inc.             2,664,376     33,600 1,633,632     21,200 1,030,744
    107,300 Cadence Design Systems, Inc.         1,929,254    107,300 1,929,254          0         0
     26,900 Carrier Access Corporation             336,788          0         0     26,900   336,788
     28,500 CDW Corporation                      1,646,160     28,500 1,646,160          0         0
     34,600 Ceridian Corporation                  $724,524     34,600  $724,524          0        $0
     90,100 Check Point Software Technologies,   1,515,482     90,100 1,515,482          0         0
            Ltd.
    117,900 CheckFree Corporation                3,259,935     75,900 2,098,635     42,000 1,161,300
    211,900 CIENA Corporation                    1,407,016    211,900 1,407,016          0         0
     33,000 Citrix Systems, Inc.                   699,930     33,000   699,930          0         0
     23,600 Cognex Corporation                     666,464          0         0     23,600   666,464
     83,025 Cognizant Technology Solutions       3,789,261     50,225 2,292,269     32,800 1,496,992
            Corporation
     41,200 Cognos, Inc.                         1,261,544     23,900   731,818     17,300   529,726
     26,800 Coherent, Inc.                         637,840          0         0     26,800   637,840
     28,600 Comverse Technology, Inc.              503,074     28,600   503,074          0         0
     91,500 Corning, Inc.                          954,345     91,500   954,345          0         0
    416,400 Corvis Corporation                     707,880          0         0    416,400   707,880
     38,700 Cree, Inc.                             684,603          0         0     38,700   684,603
     47,200 Cymer, Inc.                          2,180,168     19,200   886,848     28,000 1,293,320
     39,100 Cypress Semiconductor Corporation      835,176     39,100   835,176          0         0
     44,200 Digital River, Inc.                    976,820          0         0     44,200   976,820
     97,200 Dot Hill Systems Corporation         1,472,580     97,200 1,472,580          0         0
     30,400 DSP Group, Inc.                        757,264          0         0     30,400   757,264
     66,200 DST Systems, Inc.                    2,764,512     66,200 2,764,512          0         0
     71,000 DuPont Photomasks, Inc.              1,713,940     53,300 1,286,662     17,700   427,278
     27,200 eCollege.com, Inc.                     502,112          0         0     27,200   502,112
     23,250 Electro Scientific Industries, Inc.    553,350          0         0     23,250   553,350
     59,400 Electronic Arts, Inc.                2,838,132     59,400 2,838,132          0         0
     49,500 Embarcadero Technologies, Inc.         789,525          0         0     49,500   789,525
     50,025 EMC Corporation                        646,323     50,025   646,323          0         0
     61,400 Emulex Corporation                   1,638,152     32,000   853,760     29,400   784,392
    116,300 Exar Corporation                     1,986,404     76,700 1,310,036     39,600   676,368
     11,300 Fair Isaac Corporation                 555,508     11,300   555,508          0         0
     28,900 Faro Technologies, Inc.                721,922          0         0     28,900   721,922
     27,200 FEI Company                            612,000          0         0     27,200   612,000
     14,700 FileNET Corporation                    398,076          0         0     14,700   398,076
     53,165 Fiserv, Inc.                         2,100,549     53,165 2,100,549          0         0
     62,300 Flextronics International, Ltd.        924,532     62,300   924,532          0         0
     23,000 FLIR Systems, Inc.                     839,500          0         0     23,000   839,500
     76,300 Foundry Networks, Inc.               2,087,568     32,000   875,520     44,300 1,212,048
     12,300 Global Imaging Systems, Inc.           390,525          0         0     12,300   390,525
     28,700 Global Payments, Inc.                1,352,344          0         0     28,700 1,352,344
     73,400 Globecomm Systems, Inc.                348,650          0         0     73,400   348,650
     30,900 Helix Technology Corporation           635,922          0         0     30,900   635,922
     55,800 Hewitt Associates, Inc.              1,668,420     55,800 1,668,420          0         0
     31,700 Hutchinson Technology, Inc.            974,458          0         0     31,700   974,458
     17,900 Hyperion Solutions Corporation         539,506          0         0     17,900   539,506
    208,800 Informatica Corporation              2,150,640    135,700 1,397,710     73,100   752,930
     69,000 Integrated Circuit Systems, Inc.     1,965,810     46,800 1,333,332     22,200   632,478
     19,700 International Rectifier Corporation    973,377     19,700   973,377          0         0
     86,100 Internet Security Systems, Inc.     $1,621,263     86,100$1,621,263          0        $0
     62,900 Intersil Corporation                 1,563,065     62,900 1,563,065          0         0
     30,200 Intuit, Inc.                         1,597,882     30,200 1,597,882          0         0
     30,900 Iron Mountain, Inc.                  1,221,786     19,800   782,892     11,100   438,894
     21,600 Itron, Inc.                            396,576          0         0     21,600   396,576
     35,400 J2 Global Communication, Inc.          876,858          0         0     35,400   876,858
     62,000 Jabil Circuit, Inc.                  1,754,600     62,000 1,754,600          0         0
     37,400 JDA Software Group, Inc.               617,474          0         0     37,400   617,474
     75,100 Juniper Networks, Inc.               1,402,868     75,100 1,402,868          0         0
     38,340 KLA-Tencor Corporation               2,249,408     38,340 2,249,408          0         0
     15,750 Kronos, Inc.                           623,858          0         0     15,750   623,858
    138,400 Lam Research Corporation             4,470,320     94,900 3,065,270     43,500 1,405,050
     53,400 Lexar Media, Inc.                      930,762          0         0     53,400   930,762
     11,000 Lexmark International, Inc.            865,040     11,000   865,040          0         0
     26,300 Linear Technology Corporation        1,106,441     26,300 1,106,441          0         0
     24,800 Logitech International ADR           1,054,744          0         0     24,800 1,054,744
    450,700 Lucent Technologies, Inc.            1,279,988    450,700 1,279,988          0         0
     24,100 Macrovision Corporation                544,419          0         0     24,100   544,419
     30,200 Magma Design Automation, Inc.          704,868          0         0     30,200   704,868
     30,300 Manhattan Associates, Inc.             837,492          0         0     30,300   837,492
     34,100 Mantech International Corporation      850,795          0         0     34,100   850,795
     43,400 Marvell Technology Group, Ltd.       1,646,162     43,400 1,646,162          0         0
     37,300 Mattson Technology, Inc.               455,806          0         0     37,300   455,806
     47,340 Maxim Integrated Products, Inc.      2,357,532     47,340 2,357,532          0         0
     22,600 MAXIMUS, Inc.                          884,338          0         0     22,600   884,338
     52,500 Mercury Interactive Corporation      2,553,600     52,500 2,553,600          0         0
     40,400 Metrologic Instruments, Inc.         1,090,800          0         0     40,400 1,090,800
     96,700 Micrel, Inc.                         1,506,586     96,700 1,506,586          0         0
     98,490 Microchip Technology, Inc.           3,285,626     98,490 3,285,626          0         0
    117,500 Micron Technology, Inc.              1,582,725    117,500 1,582,725          0         0
     20,700 Microsemi Corporation                  508,806          0         0     20,700   508,806
     30,000 MicroStrategy, Inc.                  1,574,400          0         0     30,000 1,574,400
     51,600 MKS Instruments, Inc.                1,496,400          0         0     51,600 1,496,400
    236,400 MRV Communications, Inc.               888,864          0         0    236,400   888,864
     18,500 Nam Tai Electronics, Inc.              519,480          0         0     18,500   519,480
     41,000 National Instruments Corporation     1,864,270     41,000 1,864,270          0         0
     33,900 National Semiconductor Corporation   1,335,999     33,900 1,335,999          0         0
     16,200 Netease.Com, Inc.                      597,780          0         0     16,200   597,780
     62,744 NetIQ Corporation                      831,358          0         0     62,744   831,358
     78,400 NetScreen Technologies, Inc.         1,940,400     40,100   992,475     38,300   947,925
     82,500 Network Appliance, Inc.              1,693,725     82,500 1,693,725          0         0
     39,400 Network Associates, Inc.               592,576     39,400   592,576          0         0
     59,370 Novellus Systems, Inc.               2,496,508     59,370 2,496,508          0         0
     56,200 O2Micro International, Ltd.          1,258,880          0         0     56,200 1,258,880
     25,100 OmniVision Technologies, Inc.        1,386,775          0         0     25,100 1,386,775
     42,400 Open Text Corporation                  812,808          0         0     42,400   812,808
     44,600 Pacific Internet Ltd.                  361,706          0         0     44,600   361,706
     50,800 Packeteer, Inc.                       $862,584          0        $0     50,800  $862,584
     57,500 Paychex, Inc.                        2,139,000     57,500 2,139,000          0         0
     41,500 PEC Solutions, Inc.                    703,425          0         0     41,500   703,425
     50,000 Pegasus Solutions, Inc.                523,500          0         0     50,000   523,500
     28,700 PeopleSoft, Inc.                       654,360     28,700   654,360          0         0
     21,100 Photon Dynamics, Inc.                  849,064          0         0     21,100   849,064
     39,200 Photronics, Inc.                       780,864          0         0     39,200   780,864
     38,600 Pixelworks, Inc.                       426,144          0         0     38,600   426,144
     22,400 Plantronics, Inc.                      731,360          0         0     22,400   731,360
     59,300 Plato Learning, Inc.                   625,615          0         0     59,300   625,615
     33,900 Plexus Corporation                     582,063          0         0     33,900   582,063
     35,600 PMC-Sierra, Inc.                       717,340     35,600   717,340          0         0
     52,900 Polycom, Inc.                        1,032,608     23,500   458,720     29,400   573,888
     19,500 Power Integrations, Inc.               652,470          0         0     19,500   652,470
     39,400 QLogic Corporation                   2,033,040     39,400 2,033,040          0         0
     28,000 Quest Software, Inc.                   397,600          0         0     28,000   397,600
     44,400 Radiant Systems, Inc.                  373,404          0         0     44,400   373,404
     39,200 RadiSys Corporation                    660,912          0         0     39,200   660,912
     19,000 Radware, Inc.                          517,750          0         0     19,000   517,750
     94,000 RealNetworks, Inc.                     536,740     94,000   536,740          0         0
     55,700 REMEC, Inc.                            468,437          0         0     55,700   468,437
     29,000 SafeNet, Inc.                          892,330          0         0     29,000   892,330
     29,600 SanDisk Corporation                  1,809,744     13,500   825,390     16,100   984,354
     41,100 Seachange International, Inc.          632,940          0         0     41,100   632,940
     25,900 SERENA Software, Inc.                  475,265          0         0     25,900   475,265
    175,200 Siebel Systems, Inc.                 2,430,024    175,200 2,430,024          0         0
     17,000 Sigmatel, Inc.                         419,560          0         0     17,000   419,560
    297,300 Silicon Graphics, Inc.                 407,301          0         0    297,300   407,301
     12,300 Silicon Laboratories, Inc.             531,606          0         0     12,300   531,606
     11,800 Sina Corporation                       398,250          0         0     11,800   398,250
     54,500 Skyworks Solutions, Inc.               474,150          0         0     54,500   474,150
     22,300 Sohu.com, Inc.                         669,223          0         0     22,300   669,223
     24,300 Storage Technology Corporation         625,725     24,300   625,725          0         0
     67,860 SunGard Data Systems, Inc.           1,880,401     67,860 1,880,401          0         0
    149,700 Sycamore Networks, Inc.                784,428          0         0    149,700   784,428
     78,400 Symantec Corporation                 2,716,560     78,400 2,716,560          0         0
    128,200 Symbol Technologies, Inc.            2,165,298    128,200 2,165,298          0         0
     34,900 Synopsys, Inc.                       1,178,224     34,900 1,178,224          0         0
     16,200 Take-Two Interactive Software, Inc.    466,722          0         0     16,200   466,722
     37,400 Tekelec, Inc.                          581,570          0         0     37,400   581,570
     62,600 Tektronix, Inc.                      1,978,160     62,600 1,978,160          0         0
    186,300 Tellabs, Inc.                        1,570,509    186,300 1,570,509          0         0
     46,100 Teradyne, Inc.                       1,173,245     46,100 1,173,245          0         0
     15,750 Tessera Technologies, Inc.             296,258          0         0     15,750   296,258
     39,800 THQ, Inc.                              673,018          0         0     39,800   673,018
    118,600 Tibco Software, Inc.                   802,922          0         0    118,600   802,922
     38,900 Trident Microsystems, Inc.             677,638          0         0     38,900   677,638
    115,000 Trikon Technologies Inc.              $645,150          0        $0    115,000  $645,150
     39,300 United Online, Inc.                    659,847          0         0     39,300   659,847
     84,100 UTStarcom, Inc.                      3,117,587     84,100 3,117,587          0         0
     24,800 Varian Semiconductor Equipment       1,083,512          0         0     24,800 1,083,512
            Associates, Inc.
     24,400 Varian, Inc.                         1,018,212          0         0     24,400 1,018,212
    140,600 VeriSign, Inc.                       2,291,780    140,600 2,291,780          0         0
     40,200 Verisity, Ltd.                         512,550          0         0     40,200   512,550
     62,000 VERITAS Software Corporation         2,303,920     62,000 2,303,920          0         0
     42,300 Verity, Inc.                           705,987          0         0     42,300   705,987
    424,300 Vignette Corporation                   963,161    269,200   611,084    155,100   352,077
     40,400 Vishay Intertechnology, Inc.           925,160     40,400   925,160          0         0
     19,740 Waters Corporation                     654,578     19,740   654,578          0         0
     47,400 WebEx Communications, Inc.             952,740          0         0     47,400   952,740
     32,200 Websense, Inc.                         941,528          0         0     32,200   941,528
     40,120 Xilinx, Inc.                         1,554,249     40,120 1,554,249          0         0
     36,800 Yahoo!, Inc.                         1,662,256     36,800 1,662,256          0         0
     11,350 Zebra Technologies Corporation         753,300     11,350   753,300          0         0
     28,500 Zoran Corporation                      495,615          0         0     28,500   495,615
             Total Information Technology      233,200,759          140,863,791           92,336,968

   Materials - 1.9%
     60,000 Arch Coal, Inc.                      1,870,200     60,000 1,870,200          0         0
     18,200 Cabot Corporation                      579,488          0         0     18,200   579,488
     35,500 Cytec Industries, Inc.               1,362,845     35,500 1,362,845          0         0
     60,500 Ecolab, Inc.                         1,655,885     60,500 1,655,885          0         0
     10,100 Florida Rock Industries, Inc.          553,985          0         0     10,100   553,985
    119,600 Hercules, Inc.                       1,459,120    119,600 1,459,120          0         0
     44,900 Louisiana-Pacific Corporation          802,812          0         0     44,900   802,812
     33,400 Packaging Corporation of America       730,124     33,400   730,124          0         0
     28,400 Pactiv Corporation                     678,760     28,400   678,760          0         0
     23,900 Phelps Dodge Corporation             1,818,551     23,900 1,818,551          0         0
     42,400 Praxair, Inc.                        1,619,680     42,400 1,619,680          0         0
      1,487 Rayonier, Inc. REIT                     61,725          0         0      1,487    61,725
     24,700 Silgan Holdings, Inc.                1,051,973          0         0     24,700 1,051,973
                         Total Materials        14,245,148           11,195,165            3,049,983

   Utilities - 0.8%
    166,500 AES Corporation                      1,571,760    166,500 1,571,760          0         0
    211,300 Dynegy, Inc.                           904,364          0         0    211,300   904,364
     34,000 Equitable Resources, Inc.            1,459,280     34,000 1,459,280          0         0
     14,600 Kinder Morgan, Inc.                    862,860     14,600   862,860          0         0
     19,400 Piedmont Natural Gas Company, Inc.     843,124          0         0     19,400   843,124
                  Total Utilities                5,641,388            3,893,900            1,747,488

               Total Common Stock              720,500,566          461,901,337          258,599,229
               (cost $591,177,834)

                                                             LB Series Fund -     LB Series Fund -
                                                              Mid Cap Growth     Opportunity Growth
                                                                Portfolio            Portfolio
Pro-Forma
 Combined                                        Pro-Forma
Principal                                        Combined  Principal            Principal
   Amount   Long-Term Fixed Income - 0.0%          Value     Amount     Value     Amount     Value

      2,391 Timco Aviation Services, Inc.,            $120          0        $0      2,391      $120
            Payment-in-Kind Bond

                  Total Long-Term Fixed Income         120
                        (cost $0)

                                                                           LB Series Fund -     LB Series Fund -
                                                                            Mid Cap Growth     Opportunity Growth
                                                                              Portfolio            Portfolio
Pro-Forma
 Combined                                                     Pro-Forma
Principal                                                     Combined    Principal               Principal
   Amount   Short-Term Investments - 3.7%                       Value       Amount        Value     Amount     Value

  4,000,000 Amsterdam Funding Corporation  1.090% 1/14/2004    3,998,426    4,000,000    3,998,426         0           0
  1,250,000 Delaware Funding Corporation   1.080  1/16/2004    1,249,812    1,250,000    1,249,812         0           0
 15,550,000 New Center Asset Trust         0.970  1/5/2004    15,548,324   10,550,000   10,548,863 5,000,000   4,999,461
  6,750,000 Rabobank USA Finance
            Corporation                    0.940  1/2/2004     6,749,823    3,050,000    3,049,920 3,700,000   3,699,903

                   Total Short-Term Investments               27,546,385                18,847,021             8,699,364
                    (at amortized cost)

                                                                           LB Series Fund -     LB Series Fund -
                                                                            Mid Cap Growth     Opportunity Growth
Pro-Forma                                                                     Portfolio            Portfolio
Combined
Shares or                                                     Pro-Forma   Shares or              Shares or
Principal                                                     Combined    Principal               Principal
   Amount   Collateral Held for Securities Loaned               Value       Amount        Value     Amount     Value

129,465,493 State Street Navigator Securities Lending        129,465,493  61,292,183   61,292,183  68,173,310  68,173,310
            Prime Portfolio           1.060%      N/A
      4,509 U.S. Treasury Note        3.625    3/31/2004           4,580         532          540       3,977       4,040
     28,554 U.S. Treasury Note        1.625%   1/31/2005          28,866       3,369        3,406      25,185      25,460
      2,856 U.S. Treasury Note        9.375    2/15/2006           3,401         337          401       2,519       3,000
        752 U.S. Treasury Note        6.500   10/15/2006             848          89          100         663         748
     64,412 U.S. Treasury Note        3.375    1/15/2007          82,668       7,600        9,754      56,812      72,914
    580,855 U.S. Treasury Note        4.875    2/15/2012         626,294      68,537       73,898     512,318     552,396
      4,959 U.S. Treasury Note       13.250    5/15/2014           7,465         585          881       4,374       6,584
      8,416 U.S. Treasury Note        9.000   11/15/2018          12,236         993        1,444       7,423      10,792
      6,673 U.S. Treasury Note        8.500    2/15/2020           9,540           0            0       6,673       9,540
      2,390 U.S. Treasury Note        6.250    8/15/2023           2,783           0            0       2,390       2,783
      1,263 U.S. Treasury Note        5.500    8/15/2028           1,342           0            0       1,263       1,342
      1,263 U.S. Treasury Note        5.250    2/15/2029           1,299           0            0       1,263       1,299

                      Total Collateral Held for
                      Securities Loaned                      130,246,815               61,382,607              68,864,208

                      Total Investments                     $878,293,886              542,130,965             336,162,921
                      (cost $748,971,034)

                                  PART C - OTHER INFORMATION

Item 15.  Indemnification.

Reference is hereby made to Section 4.01 of  Registrant's  First Amended and Restated  Bylaws,
included as an exhibit to this Registration  Statement,  and incorporated by reference herein, which mandates  indemnification  by Registrant of its  directors,  officers and certain others under  certain  conditions.  Insofar as  indemnification  for  liabilities  arising  under the
Securities  Act of 1933 may be permitted to  directors,  officers and  controlling  persons of
Registrant,  pursuant to the foregoing  provisions or otherwise,  Registrant  has been advised that in the  opinion  of the  Securities  and  Exchange  Commission  such  indemnification  is against  public  policy  as  expressed  in the Act and is,  therefore,  unenforceable.  In the event that a claim for  indemnification  against such  liabilities  (other than the payment by
Registrant  of expenses  incurred or paid by a director  or officer or  controlling  person of
Registrant in the  successful  defense of any action,  suit or proceeding) is asserted by such director,  officer or  controlling  person of  Registrant in  connection  with the  securities being  registered,  Registrant will,  unless in the opinion of its counsel the matter has been settled by controlling precedent,  submit to a court of appropriate  jurisdiction the question of whether or not such  indemnification  by it is against  public  policy as  expressed in the
Act and will be governed by the final adjudication of such issue.

Registrant and its officers, employees, and agents are insured under the fidelity bond required by Rule 17g-1 of the Investment Company Act of 1940.

Item 16.   Exhibits.

(1)(a)  Articles of Incorporation  (a)

(1)(b)  Amendment to Articles of Incorporation increasing authorized shares (b)

(2)     Bylaws  (c)

(3)     Not applicable

(4)     Form of Reorganization Agreement and Plan of Reorganization  (b)

(5)     See (1) above

(6)(a)  Investment Advisory Agreement between Registrant and Thrivent Financial for Lutherans (d)

(6)(b)  Amendment No. 1 effective February 11, 2004 to Investment Advisory Agreement *

(7)     Not applicable

(8)     Not applicable

(9)(a)  Custodian Contract between the Registrant and State Street Bank and Trust Company (a)

(9)(b)  Amendment to Custodian Contract dated February 1, 1989 (e)

(9)(c)  Amendment to Custodian Contract dated January 11, 1990  (e)

(9)(d)  Restated Amendment to Custodian Contract dated October 6, 2000 (f)

(10)    Not applicable

(11)    Opinion and consent of counsel as to the legality of the securities being registered (b)

(12)    Form of Opinion of counsel as to tax matters and consequences to shareholders **

(13)(a) Letter Agreement for Line of Credit (g)

(13)(b) Administration Contract effective January 1, 2004 between Registrant and Thrivent Financial for Lutherans *

(13)(c) Letter Amendment dated January 30, 2004 to Administration Contract effective January 1, 2004 *

(13)(d) Accounting Services Agreement effective April 1, 2003 (c)

(13)(e) Amendment No. 1 effective February 1, 2004 to Accounting Services Agreement *

(13)(f) Participation Agreement among Registrant, Thrivent Financial for Lutherans and separate accounts of
        Thrivent Financial for Lutherans effective December 15, 2003 *

(13)(g) Participation Agreement among Registrant, Thrivent Life Insurance Company and separate accounts of
        Thrivent Life Insurance Company effective December 15, 2003 *

(14)    Consent of Independent Accountants*

(15)    Not applicable

(16)    Powers of Attorney for F. Gregory Campbell, Herbert F. Eggerding, Jr., Noel K. Estenson, Richard L. Gady,
        Jodi L. Harpstead, Connie M. Levi, Edward W. Smeds, Charles D. Gariboldi and Pamela J. Moret *

(17)    Voting Instruction Form *

-------------------
*       Filed herewith
**      To be filed by subsequent amendment
(a)     Incorporated by reference from Post-effective Amendment No. 22 to the registration statement of LB Series Fund, Inc., file no. 033-03677, filed April 27, 1998.
(b)     Incorporated by reference from initial Form N-14 registration statement of LB Series
        Fund, Inc., file no. 333-111912, filed January 14, 2004.
(c)     Incorporated by reference from Post-effective Amendment No. 29 to the registration statement of LB Series Fund, Inc., file no. 033-03677, filed November 14, 2003.
(d)     Incorporated by reference from Post-effective Amendment No. 27 to the registration statement of LB Series Fund, Inc., file no. 033-03677, filed April 30,
        2002.
(e)     Incorporated by reference from Post-effective Amendment No. 14 to the registration statement of LB Series Fund, Inc., file no. 033-03677, filed November 1, 1995.
(f)     Incorporated by reference from the Post-effective Amendment No. 25 to the registration statement of LB Series Fund, Inc., file no. 033-03677, filed April 20,
        2001.
(g)     Incorporated by reference from Post-effective Amendment No. 24 to the registration statement of LB Series Fund, Inc., file no. 33-3677, filed February 24,
        2000.

Item 17.  Undertakings.

(1)     The  undersigned  Registrant  agrees  that  prior  to  any  public  reoffering  of the securities  registered  through  the  use of a  prospectus  which  is a part  of  this
        Registration  Statement  by any  person or party  who is  deemed to be an  underwriter within the  meaning  of Rule  145(c) of the  Securities  Act of 1933,  the  reoffering prospectus  will contain the  information  called for by the  applicable  registration form for  reofferings  by persons who may be deemed  underwriters,  in addition to the information called for by the other items of the applicable form.

(2)     The undersigned  Registrant agrees that every prospectus that is filed under paragraph
        (1) above will be filed as a part of an amendment to the  Registration  Statement  and will not be used until the  amendment  is  effective,  and that,  in  determining  any liability  under the 1933 Act, each  post-effective  amendment shall be deemed to be a new registration  statement for the securities  offered  therein,  and the offering of the  securities  at that time shall be deemed to be the initial bona fide  offering of them.

(3)     The undersigned  Registrant hereby undertakes to file, by subsequent amendment to this
        Registration  Statement  on Form N-14,  an opinion of tax counsel  supporting  the tax consequences  of the  Reorganizations  within a reasonable  time after receipt of such opinion.

                                          SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the city of Minneapolis, and the State of Minnesota on the 26th day of February, 2004.

                                               LB SERIES FUND, INC.

                                               By: /s/ Marlene J. Nogle
                                                   ---------------------------------------------
                                                   Marlene J. Nogle, Assistant Secretary

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature                                   Title

*                                           President
---------------------------------
Pamela J. Moret

*                                           Treasurer and Principal Accounting Officer
---------------------------------
Charles D. Gariboldi

*                                           Director
---------------------------------
F. Gregory Campbell

*                                           Director
---------------------------------
Herbert F. Eggerding, Jr.

*                                           Director
---------------------------------
Noel K. Estenson

*                                           Director
---------------------------------
Richard L. Gady

*                                           Director
---------------------------------
Jodi L. Harpstead

*                                           Director
---------------------------------
Connie M. Levi

*                                           Director
---------------------------------
Edward W. Smeds

*Marlene J. Nogle, by signing her name hereto, does hereby sign this document on behalf of each of the above-named directors and officers of LB Series Fund, Inc. pursuant to a power of attorney duly executed by such persons.

Dated:  February 26, 2004                         *By: /s/ Marlene J. Nogle
                                                       ------------------------------------------
                                                       Attorney-in-Fact

                                        Exhibit Index

EX-99.6.b      Amendment No. 1 to Investment Advisory Agreement

EX-99.13.b     Administration Contract

EX-99.13.c     Letter Amendment to Administration Contract

EX-99.13.e     Amendment No. 1 to Accounting Services Agreement

EX-99.13.f     Participation Agreement with Thrivent Financial for Lutherans

EX-99.13.g     Participation Agreement with Thrivent Life Insurance Company

EX-99.14       Consent of Independent Accountants

EX-99.16       Powers of Attorney

EX-99.17       Voting Instruction Form